UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2016 – December 31, 2016

                         (Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds

December 31, 2016

AMG Managers Loomis Sayles Bond Fund

(Formerly AMG Managers Bond Fund)

Class S: MGFIX    |    Class l: MGBIX

AMG Managers Global Income Opportunity Fund

Class S: MGGBX

AMG Managers Special Equity Fund

Class S: MGSEX    |    Class l: MSEIX

www.amgfunds.com	AR078-1216

AMG Funds

Annual Report—December 31, 2016

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG Managers Loomis Sayles Bond Fund	4
AMG Managers Global Income Opportunity Fund	16
AMG Managers Special Equity Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	33

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	39
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	41
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the year

Statements of Changes in Net Assets	42
Detail of changes in assets for the past two years

Financial Highlights	43
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	46

Notes to Financial Statements	47
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	56

TRUSTEES AND OFFICERS	57

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

DEAR SHAREHOLDER:

While the year got off to a rocky start, overall U.S. equity investors enjoyed strong positive returns for 2016. The S&P 500 Index, a widely-followed barometer of the U.S. equity market, returned 12.0% during the prior twelve months. Small cap investors were also rewarded with a return of 21.3% for the small cap Russell 2000® Index.

After the market’s initial stumble, investors had to balance a number of noteworthy events, including the U.K.’s planned exit from the European Union (“Brexit”), a contentious U.S. presidential election and the U.S. Federal Reserve’s second rate increase of 25 basis points to 0.50%-0.75%. Following the surprise election of Donald Trump as the 45th President of the United States, investors witnessed a rally in pro-cyclical sectors as the new administration’s plans for tax reform and increased fiscal spending drove anticipation of stronger future economic growth. Along with higher equity prices, long-term interest rates rose and the U.S. Dollar strengthened. Commodity prices collapsed, but then rebounded on indications of an increase in U.S. infrastructure spending and a small uptick in China’s third-quarter Gross Domestic Product (GDP). Oil prices also experienced volatility as they continued their fall from 2015, bottoming in February and subsequently recovering more than 100%. This recovery lent some much needed support to the beleaguered energy industry, which ended the year with the highest returns of any sector in the S&P 500 Index. In total, all sectors but the health care sector were positive for 2016; however, there was significant dispersion in performance across sectors. Energy, telecommunication services and financials returned 27%, 23% and 21%, respectively, while companies within the consumer staples, real estate and health care sectors returned 5%, 4% and (3)%, respectively. Internationally, stocks lagged their U.S. counterparts, returning 4.5%, as measured by the MSCI ACWI ex USA (in U.S. Dollar terms).

The Bloomberg Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 2.7% for the year ended December 31, 2016. Over the course of the year, interest rates and credit spreads gyrated at times, putting pressure on bond prices. While stocks finished strong, bond prices were less fortunate, as rising interest rates caused yields to rise and bond prices to fall. The 10-year U.S. Treasury note’s yield started the year at 2.24%, bottomed at 1.37% in July, and ended the year much higher at 2.45%. High yield, on the other hand, was very strong, as investor risk appetite improved and spreads tightened 470 basis points. The Bloomberg Barclays U.S. Corporate High Yield Bond Index ended the year with a healthy 17.1% return.

We are excited to announce as of October 1, 2016, the AMG Funds family of mutual funds fully integrated the former Aston Funds. AMG Funds and Aston Funds shareholders will now have access to the differentiated solutions of AMG Funds, which represents a single point of access to one of the largest line-ups of boutique managers and products in the world.

AMG Funds appreciates the privilege of providing investment tools to you and your clients. Our foremost goal at AMG Funds is to provide investment solutions that help our shareholders successfully reach their long-term investment goals. By partnering with AMG’s affiliated investment boutiques, AMG Funds provides access to a distinctive array of actively-managed return-oriented investment strategies. Additionally, we oversee and distribute a number of complementary open-architecture mutual funds subadvised by unaffiliated investment managers. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Jeffery Cerutti

President

AMG Funds

Average Annual Total Returns		Periods ended December 31, 2016
Stocks:		1 Year	3 Years	5 Years
Large Caps	(S&P 500 Index)	11.96%	8.87%	14.66%
Small Caps	(Russell 2000® Index)	21.31%	6.74%	14.46%
International	(MSCI All Country World ex-USA Index)	4.50%	(1.78)%	5.00%
Bonds:
Investment Grade	(Bloomberg Barclays U.S. Aggregate Bond Index)	2.65%	3.03%	2.23%
High Yield	(Bloomberg Barclays U.S. Corporate High Yield Index)	17.13%	4.66%	7.36%
Tax-exempt	(Bloomberg Barclays Municipal Bond Index)	0.25%	4.14%	3.28%
Treasury Bills	(BofA Merrill Lynch 6 month U.S. Treasury Bill)	0.67%	0.34%	0.27%

2

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended December 31, 2016	Expense Ratio for the Period	Beginning Account Value 7/01/16	Ending Account Value 12/31/16	Expenses Paid During the Period*
AMG Managers Loomis Sayles Bond Fund
Class S
Based on Actual Fund Return	1.01%	$1,000	$994	$5.06
Hypothetical (5% return before expenses)	1.01%	$1,000	$1,020	$5.13
Class l
Based on Actual Fund Return	0.91%	$1,000	$994	$4.56
Hypothetical (5% return before expenses)	0.91%	$1,000	$1,021	$4.62
AMG Managers Global Income Opportunity Fund
Class S
Based on Actual Fund Return	0.89%	$1,000	$960	$4.39
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,021	$4.52
AMG Managers Special Equity Fund
Class S
Based on Actual Fund Return	1.36%	$1,000	$1,135	$7.30
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.90
Class l
Based on Actual Fund Return	1.11%	$1,000	$1,137	$5.96
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,020	$5.63

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (184), then divided by 366.

3

AMG Managers Loomis Sayles Bond Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

The AMG Managers Loomis Sayles Bond Fund)1 (Class S)2 (the “Fund”) returned 5.2% for the year ended December 31, 2016, outperforming the Bloomberg Barclays U.S. Government/Credit Index, which returned 3.1%.

The Fund posted positive absolute returns for the year. Performance can be largely attributed to security selection in high-yield and investment-grade holdings and, secondarily, in sector allocation.

Investment-grade and below-investment securities were additive over the period and, in general, outperformed duration-matched U.S. Treasuries. Security selection and sector allocation proved beneficial in this space. Small allocations to utilities in both spaces proved detrimental to relative return, as a selected name weighed down return.

Relative to the benchmark, the strategy maintained a meaningful underweight to U.S. Treasuries which, combined with a shorter-duration stance, proved beneficial to outperformance.

Our convertible holdings also contributed to overall performance and were led by a selected energy name as equity markets rallied throughout the quarter as well.

Our allocation to non-U.S. Dollar-denominated issues produced negative returns during the period and was a large detractor of relative return within the strategy. Holdings denominated in the Mexican Peso were the largest laggard of excess performance.

LOOKING FORWARD

Markets were in reflation mode during the final weeks of 2016, sending the 10-year U.S. Treasury yield to its highest level in more than two years. While economic indicators have shown modest improvement, most of the rise in yields is built on lofty expectations. In the coming years, we think a strengthening macro backdrop may support modestly higher yields.

The bond bull market, unleashed after former U.S. Federal Reserve (the Fed) Chairman Paul Volcker broke the back of inflation in the early 1980s, pushed U.S. interest rates to record lows in 2016. Over the course of that multi-year rally, there were several head fakes when 10-year yields rose 200 basis points or more over several quarters. Those shocks proved temporary, and the long-term trend remained intact as rates reversed and eventually made new lows. After printing an all-time closing low of 1.36% in mid-2016, the U.S. 10-year yield has risen more than 100 basis points, causing investors to question whether this is the end or just another shock. A mix of economic indicators and the potential for significant pro-business legislation in the U.S. lead us to believe the low in U.S. interest rates is most likely behind us.

The threat of global deflation has diminished during the past few quarters. Two of the world’s largest economies, the aggregate Euro Zone countries and Japan, appear to have emerged from price deflation. Euro zone headline inflation has steadily risen from negative territory last April to positive 1.1% in Decembers3. In Japan, the Bank of Japan is determined to reach a 2.0% inflation target and has made some progress recently4. The latest read on headline inflation in Japan indicated a 0.50% rise in November, which is a significant increase relative to the (0.50)% decline last September. China’s economy has been slowing, but at a moderate enough pace to keep fears of a hard landing and deflationary impulse at bay. Headline inflation in China is just above the 2.0% threshold and has risen over the past three months5. The rally in oil prices began to support inflation indicators toward the end of 2016 and provides some evidence that reflation is beginning to take hold. The real rate of interest, the nominal bond yield minus the year-over-year percentage change of headline inflation, declined throughout the multi-decade U.S. Treasury bond rally, along with the absolute level of rates and inflation. During the 35-year bull market, the 10-year real rate averaged 3.10%, but it averaged only 0.77% over the past 5 years6. With inflation slowly picking up, it seems likely that nominal yields can continue moving higher to provide a real rate more in sync with the long-term average, but the transition will likely be slow and uneven.

Domestic economic fundamentals and expectations provide further evidence that modestly-higher bond yields can be sustained in the years ahead. By most standards, the U.S. economy is at or very close to full employment and core personal consumption expenditures, the Fed’s chosen inflation measure, is fairly close to target.

The pace of fed funds rate hikes will likely increase from one hike in 2016 to two hikes in 2017, based on the continued progress of those indicators. Although speculation until signed into law, corporate tax cuts and fiscal stimulus at full employment could put additional upward pressure on inflation, but probably not until 2018. With inflation expected to pick up over the long term, it is reasonable to assume that a greater inflation premium than seen in recent years could be priced into bond yields. However, we believe a majority of the adjustment has already been built in to U.S. Treasury yields and expect the 10-year to rise by less than 20 basis points during 2017.

Ultimately, the performance of most fixed-income asset classes will depend on the pace at which U.S. Treasury yields rise; we do not believe fundamentals dictate a sharp rise in 2017. Economic developments over recent months have been credit-positive, as slightly higher inflation and decent GDP growth are set to boost top-line revenue, though the rise in yields has partially offset those positive trends. U.S. high-yield credit stands to benefit the most from a modest cyclical pickup and further credit repair within the energy sector, which should keep a lid on default rates. U.S. high-yield loans, which have floating interest rates and zero duration, also stand to benefit from an improving economic backdrop and are uniquely isolated from rising rates. In addition to higher GDP growth, U.S. corporate profits have resumed year-over-year growth and we expect that to continue in future quarters, an important tailwind for corporate credit.

[1]	Prior to October 1, 2016, the Fund was known as AMG Managers Bond Fund.
[2]	Prior to October 1, 2016, the Fund’s Class S shares were known as Service Class shares.
[3]	Eurostat
[4]	Japanese Ministry of Internal Affairs and Communications
[5]	National Bureau of Statistics of China
[6]	Federal Reserve.

This commentary reflects the viewpoints of the portfolio manager, Loomis, Sayles & Company, as of December 31, 2016 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

4

AMG Managers Loomis Sayles Bond Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Loomis Sayles Bond Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Managers Loomis Sayles Bond Fund Class S (formerly Service Class) on December 31, 2006, to a $10,000 investment made in the Bloomberg Barclays U.S. Government/Credit Bond Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Managers Loomis Sayles Bond Fund and the Bloomberg Barclays U.S. Government/Credit Bond Index for the same time periods ended December 31, 2016.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Loomis Sayles Bond Fund [2,3,4,5,6,7]
Class S8	5.15%	4.27%	5.43%	8.25%	6/01/84
Class I8,9	5.29%	—	—	2.24%	4/01/13
Bloomberg Barclays U.S. Government/Credit Bond Index[10]	3.05%	2.29%	4.40%	7.46%	5/31/84	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2016. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[7]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[8]	Effective October 1, 2016, the Service Class and Institutional Class of AMG Managers Loomis Sayles Bond Fund were renamed Class S and Class I, respectively.
[9]	Commenced operations April 1, 2013.
[10]	The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Effective August 24, 2016, the Barclays Indices were renamed Bloomberg Barclays Indices. Unlike the Fund, the Bloomberg Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

5

AMG Managers Loomis Sayles Bond Fund

Fund Snapshots (unaudited)

December 31, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Loomis Sayles Bond Fund*
Corporate Bonds and Notes	70.1%
U.S. Government and Agency Obligations	11.3%
Foreign Government Obligations	7.3%
Asset-Backed Securities	4.9%
Municipal Bonds	0.8%
Preferred Stocks	0.7%
Mortgage-Backed Securities	0.5%
Other Assets and Liabilities	4.4%

*	As a percentage of net assets.

Rating	AMG Managers Loomis Sayles Bond Fund***
U.S. Government and Agency Obligations	11.7%
Aaa	3.9%
Aa	1.3%
A	19.9%
Baa	52.6%
Ba & lower	10.3%
N/R	0.3%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	%of Net Assets
U.S. Treasury Notes, 0.625%, 09/30/17**	7.5%
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26**	3.4
U.S. Treasury Bills, 0.595%, 06/22/17	2.5
U.S. Treasury Notes, 0.750%, 09/30/18	2.3
Bank of America Corp., 6.110%, 01/29/37**	2.2
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42**	2.2
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24**	2.1
EQT Corp., 6.500%, 04/01/18	1.9
AT&T, Inc., 4.125%, 02/17/26**	1.8
ONEOK Partners, L.P., 4.900%, 03/15/25**	1.5

Top Ten as a Group	27.4%

**	Top Ten Holdings as of June 30, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

6

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments

December 31, 2016

		Principal Amount†	Value
Asset-Backed Securities - 4.9%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$12,044,872	$11,906,356
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,067,548
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	3,989,995
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		19,228,505	18,843,935
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		43,830,597	44,036,662
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,619,490	3,759,267
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,041,382	1,951,491
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		4,288,564	4,332,092
Total Asset-Backed Securities (cost $98,671,568)			98,887,346
Corporate Bonds and Notes - 70.1%
Financials - 26.3%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	7,845,744
8.000%, 11/01/31		1,267,000	1,469,618
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,169,945	6,731,867
American International Group, Inc., 4.875%, 06/01/22		560,000	611,954
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	44,605,863
EMTN, 4.625%, 09/14/18	EUR	1,750,000	1,980,404
MTN, 4.250%, 10/22/26		2,610,000	2,641,597
MTN, Series C, 6.050%, 06/01/34		22,100,000	24,713,656
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,282,534
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,166,171
6.250%, 06/29/17	NZD	37,108,000	26,154,660
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,000,176
3.875%, 02/08/22		9,090,000	9,597,349
3.950%, 11/09/22		2,190,000	2,252,895
Duke Realty, L.P., 6.500%, 01/15/18		4,660,000	4,878,573
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,339,476
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,229,365
General Electric Capital Corp.,
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,520,069
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,351,806
The Goldman Sachs Group, Inc.,
6.750%, 10/01/37		14,590,000	18,016,418

The accompanying notes are an integral part of these financial statements.

7

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.3% (continued)
MPLE, 3.375%, 02/01/18	CAD	1,700,000	$1,292,881
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,711,114
7.500%, 04/15/18		2,405,000	2,565,873
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	902,217
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,209,561
JPMorgan Chase & Co.,
4.125%, 12/15/26		14,350,000	14,646,414
4.250%, 11/02/18	NZD	7,360,000	5,171,762
EMTN, 0.816%, 05/30/17[3]	GBP	1,500,000	1,845,121
Lloyds Banking Group PLC,
4.500%, 11/04/24		18,500,000	18,826,507
4.582%, 12/10/25		20,972,000	21,073,379
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,832,652
MBIA Insurance Corp., 12.140%, 01/15/33 (01/17/17) (a)		525,000	241,500
Morgan Stanley,
GMTN, 3.750%, 02/25/23		17,265,000	17,733,641
GMTN, 4.350%, 09/08/26		5,000,000	5,123,740
GMTN, 8.000%, 05/09/17	AUD	8,100,000	5,949,900
MTN, 4.100%, 05/22/23		12,910,000	13,252,399
MTN, 6.250%, 08/09/26		11,000,000	13,145,682
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	16,587,293
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,518,590
National City Corp., 6.875%, 05/15/19		1,905,000	2,096,805
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	7,457,725
Navient Corp., 5.500%, 01/25/23		18,070,000	17,527,900
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,805,000	19,776,006
4.875%, 10/01/24		4,915,000	5,120,963
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	10,985,112
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	3,787,888
Realty Income Corp., 5.750%, 01/15/21		2,125,000	2,357,182
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,944,498
Santander Issuances SAU, 5.179%, 11/19/25		27,800,000	28,061,403
Societe Generale, S.A.,
4.750%, 11/24/25 (a)		11,000,000	11,065,318
5.200%, 04/15/21 (a)		7,000,000	7,684,775
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	12,986,675
8.250%, 10/01/23		11,505,000	12,022,725

The accompanying notes are an integral part of these financial statements.

8

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.3% (continued)
Weyerhaeuser Co.,
6.875%, 12/15/33		$12,890,000	$15,675,864
7.375%, 10/01/19		3,915,000	4,394,924
7.375%, 03/15/32		1,930,000	2,444,092
Total Financials			527,410,276
Industrials - 40.5%
Alcatel-Lucent USA, Inc., 6.500%, 01/15/28		305,000	314,912
America Movil SAB de CV, 6.450%, 12/05/22	MXN	169,300,000	7,401,385
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,041,173	2,102,408
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24		24,142,454	24,746,015
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24 (a)		25,000,000	24,750,000
APL, Ltd., 8.000%, 01/15/24[2]		250,000	161,563
ArcelorMittal,
7.750%, 03/01/41 (b)[4]		11,065,000	11,784,225
8.000%, 10/15/39 (b)		6,604,000	7,246,833
AT&T, Inc.,
3.400%, 05/15/25		13,530,000	13,040,525
3.950%, 01/15/25		4,345,000	4,352,526
4.125%, 02/17/26		35,605,000	36,052,412
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,144,788
Series S, 6.450%, 06/15/21		13,395,000	14,098,238
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		453,000	454,699
6.625%, 08/15/20		55,000	55,550
6.875%, 11/15/20		85,000	85,000
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,822,250
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		2,740	2,815
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		43,934	48,821
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22[4]		13,681,930	15,118,532
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		2,761,861	2,890,563
Continental Resources, Inc.,
3.800%, 06/01/24		2,025,000	1,868,063
4.500%, 04/15/23		385,000	377,300
Corning, Inc.,
6.850%, 03/01/29[4]		9,142,000	11,071,876
7.250%, 08/15/36		1,185,000	1,399,102
Cox Communications, Inc., 4.800%, 02/01/35 (a)		3,369,000	3,138,143

The accompanying notes are an integral part of these financial statements.

9

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 40.5% (continued)
Cummins, Inc., 5.650%, 03/01/98	$6,460,000	$6,666,571
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,716,569
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	6,737,190	7,739,683
Devon Energy Corp.,
3.250%, 05/15/22[4]	5,256,000	5,222,651
5.850%, 12/15/25[4]	5,694,000	6,469,164
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
6.020%, 06/15/26 (a)	3,270,000	3,542,378
8.100%, 07/15/36 (a)	5,470,000	6,507,014
8.350%, 07/15/46 (a)	2,990,000	3,681,551
Dillard’s, Inc., 7.000%, 12/01/28	225,000	252,000
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,465,625
Enbridge Energy Partners L.P.,
5.875%, 10/15/25[4]	6,145,000	6,851,183
7.375%, 10/15/45	4,595,000	5,699,390
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,600,806
4.050%, 02/15/22	2,219,000	2,339,232
EQT Corp., 6.500%, 04/01/18	35,420,000	37,292,230
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,087,472
6.700%, 06/01/34 (a)	1,250,000	1,515,959
7.000%, 10/15/37 (a)	19,033,000	24,115,877
Foot Locker, Inc., 8.500%, 01/15/22	570,000	671,346
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,269,939
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	68,992,311
General Motors Co.,
5.200%, 04/01/45	1,030,000	992,829
6.750%, 04/01/46	1,730,000	2,028,754
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,168,753
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,689,286
HCA, Inc.,
4.500%, 02/15/27	3,040,000	2,986,800
7.500%, 11/06/33	75,000	79,500
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (b)	2,243,000	2,261,967
Intel Corp., 3.250%, 08/01/39[5]	11,615,000	20,478,697
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,879,530
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,593,416

The accompanying notes are an integral part of these financial statements.

10

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 40.5% (continued)
4.150%, 03/01/22		$5,620,000	$5,766,738
4.150%, 02/01/24		14,000,000	14,191,058
5.300%, 09/15/20		1,415,000	1,519,890
5.800%, 03/01/21		4,320,000	4,734,236
KLA-Tencor Corp., 5.650%, 11/01/34		4,590,000	4,795,031
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34		170,000	151,970
Marks & Spencer PLC, 7.125%, 12/01/37 (a)		4,725,000	5,425,018
Masco Corp.,
6.500%, 08/15/32		955,000	1,035,812
7.125%, 03/15/20		6,315,000	7,104,375
7.750%, 08/01/29		1,070,000	1,309,529
MeadWestvaco Corp., 7.550%, 03/01/47[2]		970,000	1,144,233
Methanex Corp., 5.250%, 03/01/22		350,000	360,964
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]		825,000	748,673
New Albertsons, Inc.,
7.450%, 08/01/29		3,195,000	3,019,275
7.750%, 06/15/26		915,000	905,850
MTN, Series C, 6.625%, 06/01/28		1,015,000	908,425
Newell Rubbermaid, Inc., 4.000%, 12/01/24		3,085,000	3,155,147
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,588,600
Noble Energy, Inc., 3.900%, 11/15/24[4]		3,670,000	3,697,969
ONEOK Partners, L.P.,
4.900%, 03/15/25		28,736,000	30,822,808
6.200%, 09/15/43		245,000	272,404
Owens Corning, 7.000%, 12/01/36		4,685,000	5,554,789
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,680,902
7.000%, 06/15/18		26,505,000	27,961,026
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	428,736
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,772,161
6.500%, 05/01/18		8,975,000	9,484,511
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[11]	EUR	500,000	159,001
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	12,643,312
PulteGroup, Inc.,
6.000%, 02/15/35		8,860,000	8,505,600
6.375%, 05/15/33		5,135,000	5,122,162
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	657,975

The accompanying notes are an integral part of these financial statements.

11

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 40.5% (continued)
6.875%, 07/15/28	$1,190,000	$1,079,925
7.625%, 08/03/21	2,135,000	2,209,725
Qwest Corp.,
6.875%, 09/15/33	6,161,000	5,882,591
7.250%, 09/15/25	1,185,000	1,271,205
7.250%, 10/15/35	2,165,000	2,050,158
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	700,000	710,308
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,513,582
Rowan Cos., Inc., 7.875%, 08/01/19[4]	993,000	1,089,818
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	2,420,000	2,968,687
Sealed Air Corp., 5.500%, 09/15/25 (a)	1,580,000	1,631,350
Telecom Italia Capital, S.A.,
6.000%, 09/30/34	5,965,000	5,517,625
6.375%, 11/15/33	4,865,000	4,646,075
Telefonica Emisiones SAU, 4.570%, 04/27/23	900,000	944,219
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	313,518
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,088,608
Time Warner Cable, Inc., 5.500%, 09/01/41	805,000	818,372
The Toro Co., 6.625%, 05/01/37[2]	6,810,000	7,469,051
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (a)	15,140,000	19,091,025
Transocean, Inc., 7.375%, 04/15/18[4]	500,000	507,500
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22	10,552,274	11,370,076
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26	8,456,585	8,625,717
United States Steel Corp., 6.650%, 06/01/37	3,595,000	3,100,688
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23	2,674,803	3,076,023
Vale Overseas, Ltd., 6.875%, 11/21/36	3,665,000	3,610,025
Verizon Communications, Inc.,
3.500%, 11/01/24	27,900,000	27,810,497
4.862%, 08/21/46	25,890,000	26,234,182
Viacom, Inc., 4.850%, 12/15/34	1,725,000	1,537,789
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)	1,003,103	1,048,242
Western Digital Corp., 7.375%, 04/01/23 (a)	5,845,000	6,429,500
Total Industrials		811,661,288
Utilities - 3.3%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)	21,130,000	22,716,102
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)[4]	3,285,000	2,956,500
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34[2]	7,509,632	2,252,890
DCP Midstream LLC, 6.450%, 11/03/36 (a)	870,000	870,000
EDP Finance, B.V., 4.900%, 10/01/19 (a)	600,000	628,730
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27	2,900,000	3,637,667

The accompanying notes are an integral part of these financial statements.

12

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 3.3% (continued)
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		$3,700,000	$3,955,204
6.000%, 10/07/39 (a)		18,382,000	20,536,003
EMTN, 5.750%, 09/14/40	GBP	210,000	341,961
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,007,100	4,250,295
Nisource Finance Corp., 6.125%, 03/01/22		2,020,000	2,329,599
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,488,202
Total Utilities			66,963,153
Total Corporate Bonds and Notes (cost $1,305,271,425)			1,406,034,717
Foreign Government Obligations - 7.3%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	1,787,799
10.250%, 01/10/28	BRL	5,750,000	1,636,384
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	10,994,013
0.750%, 09/01/20	CAD	15,225,000	11,239,614
European Investment Bank Bonds, 2.524%, 03/10/21[6]	AUD	5,000,000	3,144,334
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,615,248
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,022,143
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	2,359,405
Series M, 8.000%, 12/07/23	MXN	122,500,000	6,129,772
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	5,329,107
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	1,847,126
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	42,510,234
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	14,958,859
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	10,922,951
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,552,754
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,389,188
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,703,501
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,378,797
Saudi Government International Bond,
2.375%, 10/26/21 (a)		4,045,000	3,927,436
3.250%, 10/26/26 (a)		8,995,000	8,527,476
Total Foreign Government Obligations (cost $197,641,171)			145,976,141

The accompanying notes are an integral part of these financial statements.

13

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 0.5%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 3.039%, 12/15/27 (01/15/17) (a)[1]	$8,000,000	$7,969,885
COMM Mortgage Trust, Series 2014-FL4, Class AR1, 2.404%, 05/13/31 (01/13/17) (a)[1,2]	668,728	665,774
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]	1,124,597	1,140,669
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.753%, 06/15/49[3]	65,434	65,828
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.640%, 03/15/44 (a)[3]	435,000	446,808
Total Mortgage-Backed Securities (cost $9,791,121)		10,288,964
Municipal Bonds - 0.8%
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	1,070,000	945,687
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34	2,775,000	2,554,804
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	16,290,000	12,973,519
Total Municipal Bonds (cost $19,493,067)		16,474,010
U.S. Government and Agency Obligations - 11.4%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	23,280	25,430
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	2,224,191	2,287,627
6.000%, 07/01/29	1,661	1,898
Total Federal National Mortgage Association		2,289,525
U.S. Treasury Obligations - 11.3%
U.S. Treasury Notes,
0.625%, 09/30/17	150,000,000	149,789,100
0.750%, 09/30/18	46,000,000	45,689,132
0.875%, 05/31/18	30,000,000	29,941,410
Total U.S. Treasury Obligations		225,419,642
Total U.S. Government and Agency Obligations (cost $228,265,874)		227,734,597

Preferred Stocks - 0.7%

	Shares
Financials - 0.7%
Arconic, Inc., 5.375% 10/01/17[5]	98,605	2,972,941
Bank of America Corp., Series 3, 6.375%	20,000	500,600
Bank of America Corp., Series L, 7.250%[5]	7,808	9,110,374
Navient Corp., 6.000%[4]	41,250	915,956
Total Financials		13,499,871

The accompanying notes are an integral part of these financial statements.

14

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	$47,863
Entergy New Orleans, Inc., 5.560%	100	10,000
Wisconsin Electric Power Co., 3.600%	3,946	346,301
Total Utilities		404,164
Total Preferred Stocks (cost $13,331,765)		13,904,035

Short-Term Investments - 4.3%

	Principal Amount
Repurchase Agreements - 0.9%[7]
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.530% total to be received $4,180,622 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 12/01/17 - 01/01/47, totaling $4,263,983)	$4,180,376	4,180,376
Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $4,180,618 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $4,263,984)	4,180,376	4,180,376
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $879,803 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $897,349)	879,754	879,754
Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $4,180,608 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $4,263,984)	4,180,376	4,180,376
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.520% total to be received $4,180,618 (collateralized by various U.S. Government Agency Obligations, 0.875% - 7.000%, 02/13/17 - 01/01/47, totaling $4,263,984)	4,180,376	4,180,376
Total Repurchase Agreements		17,601,258
U.S. Treasury Bills - 2.5%
U.S. Treasury Bills, 0.595%, 06/22/17[6]	50,000,000	49,853,750
Total U.S. Treasury Bills		49,853,750

	Shares
Other Investment Companies - 0.9%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	18,302,178	18,302,178
Total Other Investment Companies		18,302,178
Total Short-Term Investments (cost $85,750,189)		85,757,186
Total Investments - 100.0% (cost $1,958,216,180)		2,005,056,996
Other Assets, less Liabilities - 0.0%		953,902
Net Assets - 100.0%		$2,006,010,898

The accompanying notes are an integral part of these financial statements.

15

AMG Managers Global Income Opportunity Fund

Portfolio Manager’s Comments (unaudited)

THE YEAR IN REVIEW

AMG Managers Global Income Opportunity Fund (Class S)1 (the “Fund”) returned 4.8% during the year ended December 31, 2016, compared with the 2.1% return for the Bloomberg Barclays Global Aggregate Index.

The overweight stance in corporate credit drove the positive relative return during the 12-month period. Market weakness in late 2015 and early 2016 was used as an opportunity to selectively add beaten down yet reasonably sound credits. This strategy helped to provide an additional boost to returns when market sentiment improved in February 2016, leading to solid out performance by corporate bonds compared to government issues throughout much of the period. Near the end of the period, we began to slowly reduce our overweight stance in corporates. Much of this reduction has been driven as much by bottom-up valuation review on an issuer-by-issuer basis and reductions or outright sales of issuers across many industry groups and quality grades.

Preference among U.S. corporate, namely banking, capital goods, communications and electric names, contributed positively. Selection among energy and basic industry names were also particularly advantageous as commodity prices rebounded throughout the year. Additionally, allocation to BBB-rated and high-yield corporate bonds also lifted results, as they generally outpaced higher-grade names. Hard currency Emerging Markets credits from Latin America particularly Colombia, Argentina, Brazil and Chileadded value due to progress on reforms and receding commodity headwinds.

Overweight allocation to some of the better performing sectors proved beneficial during the 2016 calendar year, specifically, basic industry, energy and communication overweight’s added value. An underweight allocation to global treasuries was another source of positive excess returns.

Currency and hedging weighed on relative returns during the year. Mexico Peso exposure underperformed as the currency lost value versus the U.S. Dollar on geopolitical concerns and fears over policies under a Trump administration. Our underweight exposure to the Japanese Yen, coupled with an overweight to the Euro and Polish Zloty, also detracted. On a positive note, an underweight to the British Pound Sterling contributed positively, as the currency was pushed weaker as it battled concerns surrounding Brexit proceedings for much of the period. Exposure to Brazilian Real, Canadian Dollar and Russian Ruble were all also additive.

LOOKING FORWARD

We do not expect the U.S. Dollar to surge; however, higher U.S. yields should favor the Dollar against the Yen and the Euro as capital may continue to leak out of markets offering negligible yields. Many Emerging Market currencies have become increasingly attractive on a valuation basis; however, they must overcome an uncertain global trade environment and a historical tendency to suffer when the U.S. Dollar is strong. We are cautiously bullish on the currencies of selected Emerging countries where reform momentum pairs with improving growth, inflation and current account dynamics; however, we require attractive entry levels to compensate for liquidity and macroeconomic headwinds.

In Italy, the expected referendum defeat did not unsettle markets. A lack of executive direction in Italy is arguably not unusual, and Italian spreads have narrowed since the vote. We still expect a recapitalization of the weakest Italian banks and would use any broader weakness in European bank spreads to add to positions in what we view as the strongest names.

We have trimmed credit exposure slightly since August, given the extent of the rally in spreads during 2016 and global risks related to Brexit, Chinese growth, European populism, global trade and geopolitics. Nonetheless, we believe Euro and Sterling market spreads will continue to benefit from central bank support. Minimal leveraging in Euro Zone corporates should offer ongoing fundamental support, while a better profits picture in the U.S. can potentially extend the favorable environment for credit. We favor U.S. credit over European issues, given their relative yield advantage, but remain focused on individual security selection across markets.

The U.S. federal government looks inclined to implement a number of policies with inflationary ramifications. However, the recent breakneck rise in U.S. yields is not expected to continue. While most policies should not directly impact the economy until 2018, we believe the coming few quarters should still see a positive revenue and profit environment.

We remain concerned about China even though it has been more stable than expected since early 2016. Growth momentum will be challenged as stimulus wears off and the government focuses more on reform.

OPEC’s recent agreement to cut output should support oil prices, but a sharp price increase is unlikely given a potential return of production.

Brazil, Argentina, South Africa and Russia–the Emerging world’s recessionary laggards in 2016–could see a much improved 2017. Although not back to boom times, the focus in 2017 should be more on improving economics than the unstable political situations that have held back many of these countries in recent years.

[1]	Effective October 1, 2016, the shares of AMG Managers Global Income Opportunity Fund were reclassified and redesignated as Class S shares.

This commentary reflects the viewpoints of the portfolio manager, Loomis, Sayles & Company, as of December 31, 2016 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

16

AMG Managers Global Income Opportunity Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Global Income Opportunity Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in AMG Managers Global Income Opportunity Fund Class S (formerly Service Class) on December 31, 2006, to a $10,000 investment made in the Bloomberg Barclays Global Aggregate Bond Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Managers Global Income Opportunity Fund and the Bloomberg Barclays Global Aggregate Bond Index for the same time periods ended December 31, 2016.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Managers Global Income Opportunity Fund [2,3,4,5,6,7]
Class S8	4.79%	1.77%	3.82%
Bloomberg Barclays Global Aggregate Bond Index[9]	2.09%	0.21%	3.29%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions.
Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2016. All returns are in U.S. dollars($).
[2]	From time to time the Fund’s advisor has waived it’s fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[4]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[6]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[7]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[8]	Effective October 1, 2016, the shares of the AMG Managers Global Income Opportunity Fund were reclassified and redesignated as Class S shares.
[9]	The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Bloomberg Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

17

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

December 31, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund*
Corporate Bonds and Notes	58.5%
Foreign Government Obligations	37.7%
Asset-Backed Securities	0.5%
Other Assets and Liabilities	3.3%

*	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund***
Aaa	11.6%
Aa	4.2%
A	24.0%
Baa	43.4%
Ba & lower	15.9%
N/R	0.9%

***	As a percentage of market value of fixed-income securities.

TOP TEN HOLDINGS

Security Name	%of Net Assets
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23**	6.1%
Mexican Bonos, Bonds, Series M, 10.000%, 11/20/36	4.9
Italy Buoni Poliennali Del Tesoro, Bond, 4.750%, 08/01/23**	4.2
Poland Government, Series 1023, 4.000%, 10/25/23**	3.7
Indonesia Treasury Bond, Series FR69, 7.875%, 04/15/19**	2.3
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22**	1.9
Union Andina de Cementos SAA, 5.875%, 10/30/21	1.7
General Electric Co., Series D, 5.000%, 12/29/49	1.7
YPF, S.A., 8.750%, 04/04/24**	1.6
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22**	1.6

Top Ten as a Group	29.7%

**	Top Ten Holding as of June 30, 2016.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

18

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

December 31, 2016

		Principal Amount†	Value
Asset-Backed Securities - 0.5%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a) (cost $75,988)		$75,988	$74,764
Corporate Bonds and Notes - 58.5%
Financials - 17.9%
Ally Financial, Inc., 3.500%, 01/27/19		135,000	135,675
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)		150,000	150,900
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	132,432
Bank of Montreal, 1.750%, 06/15/21 (a)		250,000	243,342
Barclays PLC, 3.650%, 03/16/25		200,000	193,364
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	210,500
Citigroup, Inc.,
4.000%, 08/05/24		45,000	45,349
4.400%, 06/10/25		30,000	30,692
Commerzbank AG, Series EMTN, 4.000%, 03/23/26	EUR	40,000	43,181
Credit Agricole, S.A., 7.500%, 04/29/49[3,9]	GBP	100,000	123,296
General Motors Financial Co., Inc., 4.000%, 01/15/25		120,000	117,077
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd., 3.400%, 09/30/26 (a)		60,000	56,515
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	77,983
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	115,383
JPMorgan Chase & Co.,
3.875%, 02/01/24		75,000	77,728
Series X, 6.100%, 10/29/49[3,9]		65,000	65,772
The Korea Development Bank, Series MTN, 4.500%, 11/22/19	AUD	60,000	44,757
Lloyds Banking Group PLC,
4.500%, 11/04/24		200,000	203,530
7.500%, 04/30/49[3,9]		70,000	72,100
Old Republic International Corp., 4.875%, 10/01/24		100,000	104,190
Royal Bank of Scotland Group PLC, 7.500%, 12/29/49[3,4,9]		200,000	189,500
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	213,093
Societe Generale, S.A., 6.750%, 04/07/49[3,9]	EUR	105,000	113,292
Total Financials			2,759,651
Industrials - 36.2%
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/27 (a)		82,950	85,024
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	204,500
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	174,870
Anadarko Petroleum Corp., 3.450%, 07/15/24		200,000	196,329
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23		80,000	81,419
Anthem, Inc., 3.500%, 08/15/24		40,000	39,886
AT&T, Inc., 4.750%, 05/15/46		113,000	107,058

The accompanying notes are an integral part of these financial statements.

19

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 36.2% (continued)
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	$86,183
Cemex SAB de CV, 5.700%, 01/11/25 (a)		200,000	201,500
Cigna Corp., 3.250%, 04/15/25		115,000	112,004
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	194,500
Continental Resources, Inc., 3.800%, 06/01/24		20,000	18,450
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)[4]		245,000	248,711
Daimler Finance North America LLC, 1.750%, 10/30/19 (a)		150,000	148,081
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		65,447	66,592
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	154,522
5.875%, 05/28/45		135,000	116,640
Embraer Netherlands Finance BV, 5.050%, 06/15/25		90,000	89,460
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	207,881
Freeport-McMoRan, Inc.,
4.550%, 11/14/24[4]		120,000	112,500
5.450%, 03/15/43		100,000	82,752
General Electric Co., Series D, 5.000%, 12/29/49[3,9]		246,000	255,274
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		115,000	110,497
Hyundai Capital America, 2.750%, 09/27/26 (a)		85,000	77,210
Intel Corp., 3.700%, 07/29/25		100,000	105,477
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	128,881
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	120,851
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	224,674
KT Corp., 2.500%, 07/18/26 (a)		200,000	184,801
Methanex Corp., 3.250%, 12/15/19		105,000	103,382
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	202,500
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	205,406
Philippine Long Distance Telephone Co., GMTN, 8.350%, 03/06/17		75,000	75,656
Southern Copper Corp., 3.875%, 04/23/25		130,000	128,184
Telecom Italia Capital SA, 7.200%, 07/18/36		45,000	44,358
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	258,750
Vale, S.A., 5.625%, 09/11/42		240,000	212,400
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	157,955
YPF, S.A., 8.750%, 04/04/24 (a)		245,000	253,942
Total Industrials			5,579,060
Utilities - 4.4%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	204,384
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	105,942
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	126,994

The accompanying notes are an integral part of these financial statements.

20

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 4.4% (continued)
Gas Natural Fenosa Finance BV, 3.375%, 12/29/49[3,9]	EUR	100,000	$98,112
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	150,376
Total Utilities			685,808
Total Corporate Bonds and Notes (cost $9,458,779)			9,024,519
Foreign Government Obligations - 37.7%
Argentine Republic Government International Bond, 7.625%, 04/22/46 (a)[4]		150,000	150,000
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	151,262
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	297,041
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		100,000	112,365
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	152,600
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		145,000	165,381
Indonesia Government International Bond, 4.750%, 01/08/26 (a)		200,000	206,457
Indonesia Treasury Bond,
Series FR53, 8.250%, 07/15/21	IDR	1,070,000,000	81,364
Series FR69, 7.875%, 04/15/19	IDR	4,700,000,000	351,648
Italy Buoni Poliennali Del Tesoro,
Bond, 1.500%, 06/01/25	EUR	95,000	99,402
Bond, 4.750%, 08/01/23 (a)	EUR	500,000	648,289
Korea Treasury, Notes, Series 1709, 2.750%, 09/10/17	KRW	258,000,000	215,371
Mexican Bonos, Series M 30, 10.000%, 11/20/36	MXN	13,000,000	762,407
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	253,553
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	941,649
Poland Government, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	574,098
Romanian Government International Bond, 2.875%, 05/26/28 (a)	EUR	35,000	37,786
Russian Federal Bond - OFZ, Series 6208, 7.500%, 02/27/19	RUB	6,000,000	96,634
South Africa Government Bond, Series R213, 7.000%, 02/28/31	ZAR	1,500,000	89,114
Spain Government Bond,
0.750%, 07/30/21	EUR	75,000	80,640
1.600%, 04/30/25 (a)	EUR	95,000	103,451
U.K. Gilt,
Bonds, 2.000%, 09/07/25	GBP	130,000	172,251
Bonds, 4.000%, 03/07/22	GBP	50,000	72,476
Total Foreign Government Obligations (cost $6,566,467)			5,815,239
Short-Term Investments - 4.8%
Repurchase Agreements - 3.5%[7]
Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $545,093 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $555,963)		545,062	545,062

The accompanying notes are an integral part of these financial statements.

21

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 1.3%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	198,608	$198,608
Total Short-Term Investments (cost $743,670)		743,670
Total Investments - 101.5% (cost $16,844,904)		15,658,192
Other Assets, less Liabilities - (1.5)%		(224,446)
Net Assets - 100.0%		$15,433,746

The accompanying notes are an integral part of these financial statements.

22

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (unaudited)

AMG Managers Special Equity Fund (Class I)1 (the “Fund”) investment objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small- and medium-sized companies.

THE PORTFOLIO MANAGERS

The Fund employs multiple subadvisors who specialize in distinct investment approaches. This “intelligence diversification” not only serves to manage risk, but also helps us tap the markets’ full potential by focusing different analytical insights on each prospective investment. Fund management strives to achieve its performance and diversification objectives while ensuring that the Fund operates within the framework of its investment objective and principal investment strategies.

FEDERATED MDTA, LLC

2016 was a solid year for the domestic equity market with the Russell 3000® returning 12.7%. 2016 was notable as a year when the market environment changed frequently: there were three quarters when value beat growth (as indicated by the Russell 3000® style indices) and one quarter when growth beat value. There was a quarter when large-cap beat small-cap (as indicated by the Russell 1000® versus the Russell 2000® ), and three quarters when small-cap beat large-cap. In the first half of the year, the only type of companies in which the market was interested were the stocks paying high dividends; in the second half of the year, the high-dividend stocks dropped and the market broadly rewarded stocks with strong fundamentals that had been neglected.

In 2016, the Federated MDT sleeve of the Fund returned 22.3%, outperforming its benchmark Russell 2000® Growth Index, which returned 11.3%. In spite of all the distractions (the U.S. presidential election foremost among them), the MDT sleeve’s disciplined process delivered substantial alpha.

MDT has worked hard to make its investment process robust to different market environments, and several features of the investment process paid off in 2016. First, MDT’s investment process is quantitative, and the technology used allows a check of every stock in the investable universe every day. In a volatile environment, it is an advantage to be able to keep up with market movements and fundamental changes for all stocks. Second, the process creates a well-diversified selection of companies by using multiple layers of risk controls and, just as importantly, a stock selection method that looks for companies that have different combinations of fundamental characteristics. So MDT’s sleeve of the Fund holds stocks that span the Russell 2000®Growth Index, from stocks that are very high growth to stocks that are closer to Russell’s value-growth split.

In 2016, it was an advantage to hold a diverse set of stocks. Most of the stocks MDT’s sleeve holds have less dependence on outside financing. In the first half of the year, when the sleeve’s benchmark returned -1.6%, the portion of the Fund managed by MDT held even at 0.19%. The outperformance came from stocks with recent price drops but high structural earnings (a measure of the repeatability of the company’s earnings stream), and stocks with relatively strong value characteristics. In the third quarter, the two groups of stocks mentioned above did outperform but, as the quarter was more growth-oriented and risk-on, the stocks in this sleeve with very strong growth factors (positive earnings revisions, favorable updates from analysts and some price momentum) contributed significantly. In the fourth quarter, when value stocks outperformed growth stocks by far, almost all of the outperformance came from stocks with relatively-strong value characteristics.

As MDT’s sleeve of the Fund is roughly sector-neutral, all of the outperformance was due to stock selection, as described above.

Stocks that contributed significantly to the outperformance relative to the benchmark included Trinseo S. A. and Harsco Corporation. Specific stocks which detracted the most from relative performance included WebMD Health Corporation and American Outdoor Brands Corporation.

At the end of the year, sector exposures remain close to benchmark weights except for a small underweight in financial services and no exposure to REITs.

LORD, ABBETT & CO., LLC

For the fiscal year ended December 31, 2016, Lord Abbett’s sleeve of the Fund underperformed its benchmark, the Russell 2000® Growth Index.

Domestic equity markets advanced over the past year, with the S&P 500® Index rising 12.0% during the trailing 12-month period. Despite this general move higher, there were significant bouts of volatility within U.S. stock market, including its worst start to a calendar year on record.

Crude oil prices played a significant role in the increased market volatility, as Brent oil prices fluctuated sharply throughout the fiscal year. In December, the Organization of Petroleum Exporting Countries agreed to reduce oil production effective 2017. Furthermore, global markets were affected by the devaluation of China’s currency and weak economic data out of the region. The Chinese economy advanced at an annual rate of 6.7% in the third quarter of 2016, a slower pace than in recent years.2

Geopolitical events also contributed to volatility in global markets. The United Kingdom’s referendum in June to leave the European Union (“Brexit”) was a surprise that caused a sell-off in global markets.

In contrast to the equity market volatility, the U.S. economy continued to expand during the period. In December, The U.S. Federal Reserve (the “Fed”) raised target rates twice in 12 months, from 0.25–0.50% to 0.50–0.75%. U.S. gross domestic product (GDP) grew at a 3.2% pace during the third quarter, a significant increase over the second quarter according to the Bureau of Economic Analysis, which also stated that during the third-quarter personal consumption and federal government spending increased, quarter over quarter. In addition to GDP growth, the U.S. unemployment rate remained relatively steady throughout the period, and was reported at 4.6% in November according to Bureau of Labor Statistics.

The U.S. presidential election took an unexpected turn as Donald Trump was elected president and Republicans won majorities in both houses of Congress, in contrast to indications from poll numbers before the election. As a result, markets rallied on improved clarity in the U.S. policy agenda, which was expected to include fiscal stimulus.

23

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (continued)

The leading detractor from performance relative to the benchmark during the period was stock selection within the information technology sector. Within this sector, a position in SunPower Corp., a global energy company, was a primary detractor. Shares of SunPower fell during the period as the company failed to deliver on second-quarter earnings expectations and lowered future revenue and margin guidance. Another detractor within the sector was a position in Gogo, Inc., a provider of in-flight connectivity and wireless entertainment solutions. Shares of Gogo fell as the company reported mixed results for third quarter 2016; the growth of its average revenue per aircraft (ARPA) was expected to slow.

Stock selection in the industrials sector was another detractor from performance relative to the benchmark during the period. Within this sector, a position in Dycom Industries, Inc., a North American provider of specialty contracting services, detracted most. Dycom experienced a pause in fiber deployment from an unnamed customer, which had a significant effect on its fiscal fourth-quarter revenue.

On the other hand, the leading contributor to relative performance during the period was security selection in the health care sector. Within this sector, a position in Exelixis, Inc., a biopharmaceutical company, contributed most. Shares of Exelixis rose as its kidney cancer treatment, CABOMETYX, was approved in Europe. Another contributor within this sector was a position in ZELTIQ Aesthetics, Inc., a medical technology company. Shares of ZELTIQ Aesthetics rose as improvements in its utilization and international growth helped it beat third-quarter revenue and earnings expectations.

An underweight in the real estate sector also positively impacted relative performance during the period. The real estate sector was negatively impacted by investors’ shift away from income-oriented securities, as the probability of a December Fed rate hike increased and ultimately materialized.

RANGER INVESTMENT MANAGEMENT, L.P.

Once again, the past year can be best characterized as a roller coaster, with unexpected geopolitical events that were surprisingly well absorbed by the markets. Based on consensus thinking, the surprise results of Brexit and U.S. election results would have seemingly shaken the markets. Brexit did cause an initial sell-off, but the markets quickly recovered. And despite many warnings from market prognosticators, the November 8 election proved to be a catalytic event for the market. Instead of the expected result of a divided government and more stalemate, President Donald Trump was elected to office as the first Republican President since Eisenhower in 1952 with a majority GOP Congress. The stock market responded with unabashed bullishness as investors anticipate more favorable tax rates and tax reform, stimulative fiscal policies and less governmental regulation. While the devil will be in the details, the backdrop for better economic growth markedly changed. Obvious concerns about higher rates, as evidenced by the significant increase in yields, could also signal a significant shift by investors in the fixed-income market away from bonds to equities.

A bullish end to calendar year 2015 was followed by a deep correction during the first six weeks of 2016. Since the market low on February 11 through year end, smaller capitalization stocks have led the market, as evidenced by the Russell 2000® Growth index advancing 37.3% compared with the 24.8% return by the S&P 500 from that date. We believe that we remain in a phase of the business and market cycle where companies with distinct quality and growth characteristics will maintain a leadership role.

The sleeve of the Fund managed by Ranger returned 21.3%, outperforming the Russell 2000® Growth index gain of 11.3% by nearly 1,000 basis points. As mentioned, the higher level of volatility and better performance of high-quality factors created a market environment more favorable for the companies found within this sleeve of the Fund.

A factor analysis review demonstrates that, similar to the fourth quarter, companies with low quality and high valuation attributes underperformed in the index. Non-earning companies, which averaged 24% of the index, returned 5.3%. Similarly, companies with negative value return on equity (ROE), which represented 22% of the index, declined 7.1%.

From a sector perspective, financial services, energy and health care provided the strongest relative outperformance versus the benchmark. Financial services increased 52.8%, compared with the 18.4% gain by the index component. Energy meaningfully outperformed as positions advanced 84.7%, compared with the 0.3% decline by the index component. Additionally, an overweight in the energy sector averaged more than 300 basis points for the year. On a relative basis, health care was the best-performing sector, where positions increased 11.2% compared with the 9.2% loss by the index component. Weakness by non-earning biotech and pharmaceutical companies pressured the index return.

The consumer discretionary sector underperformed and was the sole detractor from performance this past year. Positions declined 0.8% compared with the 13.4% gain by the index component. G-III Apparel was the largest detractor from performance for the year. The materials & processing sector was the only other sector that underperformed on a relative basis. While positions advanced 22.2%, they lagged the 34.2% increase by the index component.

SMITH ASSET MANAGEMENT GROUP, L.P.

For the year, the sleeve of the Fund managed by Smith Group was up 12.2%, outpacing the Russell 2000® Growth Index, which returned of 11.3%, but trailing the return of the core Russell 2000® Index of 21.3%. Stock selection was the key driver. Stock selection across the consumer discretionary and health care sectors was the clear standout against both indices. Information technology and industrials stock selection was a drag against both indices. The Russell 2000® Core Index was a much tougher benchmark during the year as it has a higher weighting to the financials sector, which was the best performing sector for the year. Stocks within financials for the

24

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (continued)

Russell 2000® Index returned 39%, versus stocks within financials for the Russell 2000® Growth Index, which returned 27%. Similarly, the information technology sector returned 24% in the Russell 2000® Index compared to 18% in the Russell 2000® Growth Index. Industrials saw a similar experience. These three sectors accounted for a large portion of the selection effect drag in the core benchmark compared to the growth benchmark. But negative allocation effect was the main burden for the Smith Group’s sleeve of the Fund against the Russell 2000®. The overweight to health care and underweight to financial stocks made up the majority of the negative allocation effect experienced.

Top performing holdings were Supernus Pharmaceuticalscentral nervous system treatments, 125%; Trinseo SAchemicals manufacturer, 112%; Capella Educationfor-profit postsecondary education, 96%; Advanced Energyequipment for semiconductors, 94%; and Children’s Placechildren’s apparel retailer, 85%.

Bottom performing holdings were Weight Watchersweight management services, (56)% for time held; Lannetgeneric pharmaceuticals, (36%) for time held; DHI Groupwebsite provider, (32%); YRC Worldwidetransportation services, (32%) for time held; and American Outdoor Brands (fka Smith & Wesson) firearms, (30%) for time held.

The portion of the Fund managed by the Smith Group had a significantly positive return during the fourth quarter after modestly underperforming in the prior two quarters. Performance was particularly strong in the health care and energy sectors, where holdings also excelled. The strongest component was valuation, where companies deemed to have unreasonably high valuations according to the sleeve’s investment model radically underperformed the overall universe return.

Holdings delivered earnings growth in excess of expectations by an almost 5% spread in the last twelve months, which is better than the long-term average.

The Smith Group’s portion of the Fund has trailing EPS growth rates that are above both benchmarks,

while the forward consensus expectation is below both. This reflects its success in finding unexpected growth. This favorable earnings growth experience is being purchased at a less expensive P/E multiple to both indices. Market capitalization has trended higher in this sleeve, but is still very much in line with the indices on a weighted average basis.

Expectations for 2016 earnings continued to trend lower during the year, leaving little growth expected for the full year. On the other hand, the downward progression of 2017 earnings expectations has mostly leveled out and expectations are rising for 2018. The ratio of next year’s small cap positive-to-negative earnings revisions was more positive at the end of the fourth quarter than it has been in the previous four years. The biggest earnings momentum story of the year was in energy companies that are expected to benefit from a more stable oil price at levels higher than earlier in the year. The sector also has the highest median earnings growth expected for the next twelve months. The rebound from a tough earnings recession means more normalized results are substantially above the depressed levels of the last twelve months.

The possible range of outcomes at present is wide. The economy, both domestically and abroad, has suffered a slow-growth recovery. Some would call it stagnation in some regions. With political outcomes that promise significant change in the way business is conducted, plus the potential for even more shifts in the political winds in the future, one could see a potent change in the direction of global economies.

[1]	Prior to October 1, 2016, the Fund’s Class I shares were known as Institutional Class shares
[2]	National Bureau of Statistics.

This commentary reflects the viewpoints of the portfolio managers, Federated MDTA, LLC., Lord, Abbett & Co., LLC, Ranger Investment Management, L.P. and Smith Asset Management Group, L.P. as of December 31, 2016 and is not intended as a forecast or guarantee of future results, and is subject to change without notice.

25

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Special Equity Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in AMG Managers Special Equity Fund Class l (formerly Institutional Class) on December 31, 2006, to a $10,000 investment made in the Russell 2000® Growth Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for AMG Managers Special Equity Fund and the Russell 2000® Growth Index for the same time periods ended December 31, 2016.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Managers Special Equity Fund [2,3,4,5,6]
Class S7	13.11%	12.76%	6.30%
Class I7	13.39%	12.95%	6.53%
Russell 2000® Growth Index[8]	11.32%	13.74%	7.76%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2016. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
[5]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.
[6]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[7]	Effective October 1, 2016, the Service Class and Institutional Class of AMG Managers Special Equity Fund were renamed Class S and Class I, respectively.
[8]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell indices are trademarks of the London Stock Exchange Group Companies.

Not FDIC insured, nor bank guaranteed. May lose value.

26

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

December 31, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Special Equity Fund*	Russell 2000® Growth Index
Information Technology	21.8%	24.2%
Health Care	20.5%	20.9%
Industrials	16.9%	16.8%
Consumer Discretionary	15.3%	15.4%
Financials	9.8%	5.7%
Energy	3.9%	1.6%
Materials	3.8%	5.2%
Consumer Staples	3.6%	3.1%
Telecommunication Services	0.7%	0.8%
Real Estate	0.4%	5.5%
Utilities	0.3%	0.8%
Other Assets and Liabilities	3.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	%of Net Assets
WageWorks, Inc.**	1.5%
PRA Health Sciences, Inc.**	1.4
Cambrex Corp.**	1.2
Knoll, Inc.**	1.2
Supernus Pharmaceuticals, Inc.**	1.2
South State Corp.	1.1
Cotiviti Holdings, Inc.	1.1
Pegasystems, Inc.	1.0
Pinnacle Financial Partners, Inc.	1.0
LogMeln, Inc.	1.0

Top Ten as a Group	11.7%

**	Top Ten Holdings as of June 30, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

27

AMG Managers Special Equity Fund

Schedule of Portfolio Investments

December 31, 2016

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 15.3%
American Axle & Manufacturing Holdings, Inc.*	56,447	$1,089,427
Big Lots, Inc.	14,106	708,262
Burlington Stores, Inc.*	6,436	545,451
Capella Education Co.	3,725	327,055
Chico’s FAS, Inc.	25,100	361,189
The Children’s Place, Inc.	5,000	504,750
Chuy’s Holdings, Inc.*	34,598	1,122,705
Cooper Tire & Rubber Co.	9,500	369,075
Cooper-Standard Holding, Inc.*	15,389	1,590,915
Dave & Buster’s Entertainment, Inc.*	16,707	940,604
Denny’s Corp.*	30,300	388,749
Dorman Products, Inc.*	23,040	1,683,302
Etsy, Inc.*	57,227	674,134
Express, Inc.*	25,569	275,122
Extended Stay America, Inc.	29,544	477,136
Five Below, Inc.*	11,681	466,773
Francesca’s Holdings Corp.*	6,600	118,998
G-III Apparel Group, Ltd.*	34,530	1,020,707
IMAX Corp.*	15,863	498,098
iRobot Corp.*	15,031	878,562
LCI Industries	14,150	1,524,662
Libbey, Inc.	45,782	890,918
Liberty Tax, Inc.[4]	29,115	390,141
Live Nation Entertainment, Inc.*	20,873	555,222
Marriott Vacations Worldwide Corp.	6,200	526,070
Monro Muffler Brake, Inc.	21,940	1,254,968
Noodles & Co.*,4	23,996	98,384
Ollie’s Bargain Outlet Holdings, Inc.*,4	7,869	223,873
Pier 1 Imports, Inc.	30,805	263,075
Planet Fitness, Inc., Class A	31,076	624,628
Pool Corp.	3,990	416,317
Popeyes Louisiana Kitchen, Inc.*	22,002	1,330,681
RH*,4	11,463	351,914
Scientific Games Corp., Class A*,4	12,940	181,160
Sinclair Broadcast Group, Inc., Class A4	32,813	1,094,314
Sonic Corp.	62,096	1,646,165
Steven Madden, Ltd.*	56,775	2,029,706
Stoneridge, Inc.*	5,000	88,450
Strayer Education, Inc.*	12,287	990,701

	Shares	Value
Tailored Brands, Inc.	23,911	$610,926
Tenneco, Inc.*	9,435	589,404
Tower International, Inc.	15,200	430,920
Universal Electronics, Inc.*	2,943	189,971
Weight Watchers International, Inc.*	14,954	171,223
Total Consumer Discretionary		30,514,807
Consumer Staples - 3.6%
B&G Foods, Inc.	35,320	1,547,016
Calavo Growers, Inc.[4]	18,400	1,129,760
Dean Foods Co.	43,544	948,388
Inter Parfums, Inc.	36,210	1,185,877
J&J Snack Foods Corp.	6,220	829,935
Lancaster Colony Corp.	1,800	254,502
Medifast, Inc.	19,204	799,463
Omega Protein Corp.*	17,700	443,385
Turning Point Brands, Inc.*	7,679	94,068
Total Consumer Staples		7,232,394
Energy - 3.9%
Abraxas Petroleum Corp.*	68,600	176,302
Arch Coal, Inc., Class A*,4	2,945	229,857
Callon Petroleum Co.*	69,612	1,069,936
GasLog, Ltd.[4]	45,694	735,673
Gulf Island Fabrication, Inc.	9,100	108,290
Matador Resources Co.*,4	31,560	812,986
Nabors Industries, Ltd.	22,855	374,822
Oasis Petroleum, Inc.*	134,455	2,035,649
Patterson-UTI Energy, Inc.	13,797	371,415
PDC Energy, Inc.*	10,900	791,122
Pioneer Energy Services Corp.*	43,582	298,537
US Silica Holdings, Inc.	9,467	536,590
WildHorse Resource Development Corp.*,4	12,000	175,200
Total Energy		7,716,379
Financials - 9.8%
CenterState Banks, Inc.	40,940	1,030,460
Chemical Financial Corp.	6,967	377,402
Columbia Banking System, Inc.	5,744	256,642
Employers Holdings, Inc.	2,400	95,040
Encore Capital Group, Inc.*	10,502	300,882
Evercore Partners, Inc., Class A	17,711	1,216,746
FCB Financial Holdings, Inc., Class A*	1,586	75,652
Glacier Bancorp, Inc.	1,561	56,555

The accompanying notes are an integral part of these financial statements.

28

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.8% (continued)
Hancock Holding Co.	6,026	$259,721
Heritage Insurance Holdings, Inc.	25,197	394,837
Home BancShares, Inc.	17,869	496,222
IBERIABANK Corp.	4,741	397,059
LegacyTexas Financial Group, Inc.	25,338	1,091,054
MB Financial, Inc.	8,191	386,861
OM Asset Management PLC	16,200	234,900
Pinnacle Financial Partners, Inc.	29,453	2,041,093
Primerica, Inc.[4]	23,780	1,644,387
PrivateBancorp, Inc.	22,340	1,210,605
South State Corp.	25,980	2,270,652
Texas Capital Bancshares, Inc.*	19,722	1,546,205
Universal Insurance Holdings, Inc.[4]	23,893	678,561
Webster Financial Corp.	13,181	715,465
Western Alliance Bancorp*	20,259	986,816
Wintrust Financial Corp.	8,656	628,166
WisdomTree Investments, Inc.[4]	40,622	452,529
World Acceptance Corp.*	6,835	439,354
WSFS Financial Corp.	6,900	319,815
Total Financials		19,603,681
Health Care - 20.5%
ABIOMED, Inc.*	2,344	264,122
ACADIA Pharmaceuticals, Inc.*,4	4,598	132,606
Aceto Corp.	35,355	776,749
Agios Pharmaceuticals, Inc.*,4	2,632	109,833
Alder Biopharmaceuticals, Inc.*	1,600	33,280
Anika Therapeutics, Inc.*	7,965	389,966
ARIAD Pharmaceuticals, Inc.*,4	34,766	432,489
BioCryst Pharmaceuticals, Inc.*	39,380	249,275
Bio-Techne Corp.	2,332	239,800
Blueprint Medicines Corp.*,4	9,600	269,280
Cambrex Corp.*	44,980	2,426,671
Cantel Medical Corp.	15,890	1,251,338
Cardiovascular Systems, Inc.*	27,569	667,445
Celldex Therapeutics, Inc.*	87,886	311,116
Chemed Corp.	3,065	491,657
Clovis Oncology, Inc.*,4	7,638	339,280
Corcept Therapeutics, Inc.*,4	13,000	94,380
Cotiviti Holdings, Inc.*,4	63,909	2,198,470
Cross Country Healthcare, Inc.*	36,409	568,344

	Shares	Value
Diplomat Pharmacy, Inc.*	17,270	$217,602
Dynavax Technologies Corp.*,4	43,892	173,373
Eagle Pharmaceuticals, Inc.*,4	16,140	1,280,548
Exact Sciences Corp.*,4	11,398	152,277
Exelixis, Inc.*	73,330	1,093,350
FibroGen, Inc.*,4	1,500	32,100
Glaukos Corp.*	10,863	372,601
Halozyme Therapeutics, Inc.*,4	4,200	41,496
HealthEquity, Inc.*	11,895	481,985
HMS Holdings Corp.*	23,500	426,760
Horizon Pharma PLC*	26,049	421,473
ICON PLC*	19,220	1,445,344
ICU Medical, Inc.*	3,500	515,725
ImmunoGen, Inc.*	99,950	203,898
Impax Laboratories, Inc.*	60,317	799,200
INC Research Holdings, Inc., Class A*	8,600	452,360
Innoviva, Inc.*,4	29,299	313,499
Inogen, Inc.*	6,660	447,352
Insulet Corp.*	9,721	366,287
Ironwood Pharmaceuticals, Inc.*,4	4,300	65,747
Kite Pharma, Inc.*,4	1,000	44,840
LeMaitre Vascular, Inc.	44,278	1,122,005
Ligand Pharmaceuticals, Inc.*,4	600	60,966
Lipocine, Inc.*	18,022	66,321
Masimo Corp.*	10,523	709,250
Medidata Solutions, Inc.*	27,080	1,345,064
Molina Healthcare, Inc.*	1,400	75,964
Myriad Genetics, Inc.*	2,100	35,007
Natus Medical, Inc.*	6,000	208,800
Neogen Corp.*	22,550	1,488,300
Nevro Corp.*,4	3,094	224,810
NewLink Genetics Corp.*,4	21,225	218,193
Ophthotech Corp.*	1,000	4,830
OraSure Technologies, Inc.*	54,100	474,998
Pacific Biosciences of California, Inc.*,4	23,168	88,038
PDL BioPharma, Inc.	106,678	226,157
Penumbra, Inc.*,4	5,688	362,894
PRA Health Sciences, Inc.*	49,550	2,731,196
Prestige Brands Holdings, Inc.*	29,155	1,518,976
Prothena Corp. PLC*,4	1,000	49,190
Puma Biotechnology, Inc.*,4	800	24,560

The accompanying notes are an integral part of these financial statements.

29

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 20.5% (continued)
Radius Health, Inc.*,4	1,000	$38,030
Repligen Corp.*	54,110	1,667,670
Sage Therapeutics, Inc.*	8,538	435,950
Sarepta Therapeutics, Inc.*	1,300	35,659
Seres Therapeutics, Inc.*,4	17,322	171,488
Spark Therapeutics, Inc.*,4	7,218	360,178
Supernus Pharmaceuticals, Inc.*	92,140	2,326,535
Surgical Care Affiliates, Inc.*	5,900	272,993
TESARO, Inc.*,4	6,204	834,314
Tetraphase Pharmaceuticals, Inc.*	15,811	63,718
Ultragenyx Pharmaceutical, Inc.*	1,200	84,372
Vascular Solutions, Inc.*	27,590	1,547,799
Veeva Systems, Inc., Class A*	11,531	469,312
Zafgen, Inc.*	24,646	78,374
Zeltiq Aesthetics, Inc.*,4	19,261	838,239
Total Health Care		40,854,068
Industrials - 16.9%
The Advisory Board Co.*	24,313	808,407
Air Lease Corp.	20,807	714,304
Alamo Group, Inc.	1,400	106,540
Allison Transmission Holdings, Inc.	11,394	383,864
American Outdoor Brands Corp.*,4	29,183	615,178
Apogee Enterprises, Inc.	8,011	429,069
Applied Industrial Technologies, Inc.	5,600	332,640
Argan, Inc.	19,139	1,350,256
Astec Industries, Inc.	3,818	257,562
Beacon Roofing Supply, Inc.*	19,861	914,996
Brady Corp., Class A	7,000	262,850
The Brink’s Co.	8,000	330,000
Builders FirstSource, Inc.*	44,875	492,279
CEB, Inc.	22,880	1,386,528
Comfort Systems USA, Inc.	26,614	886,246
Deluxe Corp.	22,277	1,595,256
DigitalGlobe, Inc.*	28,670	821,396
EMCOR Group, Inc.	6,400	452,864
EnerSys	5,300	413,930
Essendant, Inc.	9,456	197,630
Gibraltar Industries, Inc.*	9,800	408,170
Global Brass & Copper Holdings, Inc.	11,700	401,310
Granite Construction, Inc.	4,240	233,200

	Shares	Value
The Greenbrier Cos., Inc.[4]	7,429	$308,675
Harsco Corp.	17,240	234,464
Hawaiian Holdings, Inc.*	24,427	1,392,339
Heidrick & Struggles International, Inc.	11,600	280,140
Insperity, Inc.	3,900	276,705
Interface, Inc.	32,068	594,861
Knight Transportation, Inc.	28,946	956,665
Knoll, Inc.	84,168	2,350,812
MasTec, Inc.*	15,755	602,629
MRC Global, Inc.*	17,110	346,649
MSC Industrial Direct Co., Inc., Class A	4,046	373,810
Nordson Corp.	6,968	780,764
Ply Gem Holdings, Inc.*,4	33,649	546,796
Quad/Graphics, Inc.	30,994	833,119
Quanta Services, Inc.*	18,836	656,435
Saia, Inc.*	29,752	1,313,551
SiteOne Landscape Supply, Inc.*	27,250	946,392
Spirit Airlines, Inc.*	11,359	657,232
Supreme Industries, Inc., Class A	27,728	435,330
Swift Transportation Co.*,4	10,061	245,086
TASER International, Inc.*	17,785	431,108
Tetra Tech, Inc.	5,774	249,148
Trex Co., Inc.*	6,000	386,400
Vectrus, Inc.*	6,700	159,795
Wabash National Corp.	45,108	713,609
WageWorks, Inc.*	40,204	2,914,790
West Corp.	20,962	519,019
XPO Logistics, Inc.*	10,212	440,750
Total Industrials		33,741,548
Information Technology - 21.8%
2U, Inc.*	11,586	349,318
8x8, Inc.*	40,561	580,022
A10 Networks, Inc.*	12,200	101,382
Acacia Communications, Inc.*	1,713	105,778
Acxiom Corp.*	7,060	189,208
Advanced Energy Industries, Inc.*	9,100	498,225
Advanced Micro Devices, Inc.*	44,326	502,657
Atlassian Corp. PLC, Class A*	7,483	180,191
Barracuda Networks, Inc.*	23,189	496,940
Belden, Inc.	8,740	653,490
Blackline, Inc.*,4	3,851	106,403

The accompanying notes are an integral part of these financial statements.

30

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.8% (continued)
Brightcove, Inc.*	25,787	$207,585
BroadSoft, Inc.*	43,357	1,788,476
Callidus Software, Inc.*	43,496	730,733
Cardtronics PLC., Class A*	11,550	630,284
Cavium, Inc.*	5,793	361,715
CEVA, Inc.*	37,256	1,249,939
ChannelAdvisor Corp.*	13,535	194,227
Ciena Corp.*	15,589	380,527
Cirrus Logic, Inc.*	23,644	1,336,832
Cognex Corp.	10,263	652,932
Coherent, Inc.*	8,586	1,179,588
CommVault Systems, Inc.*	7,028	361,239
Convergys Corp.	13,600	334,016
CPI Card Group, Inc.[4]	68,110	282,656
CSRA, Inc.	7,835	249,466
DHI Group, Inc.*	16,300	101,875
EarthLink Holdings Corp.	56,900	320,916
Ebix, Inc.[4]	4,824	275,209
Electronics For Imaging, Inc.*	5,690	249,563
Ellie Mae, Inc.*	19,260	1,611,677
ePlus, Inc.*	3,777	435,110
Extreme Networks, Inc.*	111,500	560,845
Five9, Inc.*	42,633	604,962
Gigamon, Inc.*	4,962	226,019
GoDaddy, Inc., Class A*,4	5,212	182,159
GrubHub, Inc.*	6,835	257,133
The Hackett Group, Inc.	65,968	1,164,995
HubSpot, Inc.*	9,084	426,948
Inphi Corp.*	35,788	1,596,861
InterDigital, Inc.	5,000	456,750
Itron, Inc.*	6,600	414,810
Ixia*	27,092	436,181
j2 Global, Inc.[4]	14,941	1,222,174
LogMeln, Inc.[4]	21,100	2,037,205
MACOM Technology Solutions Holdings, Inc.*,4	9,977	461,736
Manhattan Associates, Inc.*	6,700	355,301
Match Group, Inc.*,4	19,753	337,776
Materialise N.V., ADR*,2	12,979	99,549
MAXIMUS, Inc.	30,520	1,702,711

	Shares	Value
Mitek Systems, Inc.*,4	11,521	$70,854
Monolithic Power Systems, Inc.	7,945	650,934
Nanometrics, Inc.*	7,399	185,419
NETGEAR, Inc.*	7,900	429,365
Nutanix, Inc., Class A*,4	4,352	115,589
Oclaro, Inc.*	32,386	289,855
Paycom Software, Inc.*,4	6,904	314,063
Pegasystems, Inc.	59,100	2,127,600
Plexus Corp.*	9,100	491,764
Proofpoint, Inc.*	12,315	870,055
Qualys, Inc.*	38,985	1,233,875
The Rubicon Project, Inc.*	28,209	209,311
Science Applications International Corp.	6,000	508,800
Shopify, Inc., Class A*	5,796	248,475
Silicon Laboratories, Inc.*	12,750	828,750
Silicon Motion Technology Corp., ADR	2,666	113,252
SPS Commerce, Inc.*	18,470	1,290,868
Stamps.com, Inc.*,4	4,709	539,887
Sykes Enterprises, Inc.*	14,890	429,725
Synaptics, Inc.*	11,434	612,634
Take-Two Interactive Software, Inc.*	21,652	1,067,227
TrueCar, Inc.*,4	3,728	46,600
Twilio, Inc., Class A*,4	8,270	238,590
Ubiquiti Networks, Inc.*,4	7,451	430,668
Varonis Systems, Inc.*	11,875	318,250
Web.com Group, Inc.*	11,101	234,786
Wix.com, Ltd.*	8,253	367,671
Xactly Corp.*	12,275	135,025
Total Information Technology		43,642,186
Materials - 3.8%
AK Steel Holding Corp.*	82,184	839,099
The Chemours Co.	14,817	327,308
Cliffs Natural Resources, Inc.*,4	55,581	467,436
Eagle Materials, Inc.	5,184	510,780
Huntsman Corp.	30,589	583,638
Innophos Holdings, Inc.	7,200	376,272
Innospec, Inc.	5,400	369,900
Minerals Technologies, Inc.	9,722	751,024
Trinseo, S.A.	22,919	1,359,097
United States Steel Corp.	24,584	811,518

The accompanying notes are an integral part of these financial statements.

31

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.8% (continued)
Worthington Industries, Inc.	24,833	$1,178,078
Total Materials		7,574,150
Real Estate - 0.4%
Altisource Portfolio Solutions, S.A.*	22,575	600,269
HFF, Inc., Class A	7,600	229,900
Total Real Estate		830,169
Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	34,645	1,432,571
Utilities - 0.3%
Ormat Technologies, Inc.	1,700	91,154
Spark Energy, Inc., Class A	17,900	542,370
Total Utilities		633,524
Total Common Stocks (cost $156,646,841)		193,775,477
Rights - 0.0%#
DYAX Corp. (Health Care)*,10 (cost $0)	4,700	47
Warrants - 0.0%#
HealthSouth Corp. (Health Care), expiring, 01/17/17* (cost $13,215)	6,007	4,205

	Principal Amount
Short-Term Investments - 10.6%
Repurchase Agreements - 7.4%[7]
Citigroup Global Markets, Inc., dated 12/30/16, due 01/03/17, 0.530% total to be received $3,499,429 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 12/01/17 - 01/01/47, totaling $3,569,207)	$3,499,223	3,499,223

	Principal Amount	Value
Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $3,499,425 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $3,569,207)	$3,499,223	$3,499,223
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $736,491 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $751,179)	736,450	736,450
Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $3,499,417 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $3,569,208)	3,499,223	3,499,223
RBC Dominion Securities, Inc., dated 12/30/16, due 01/03/17, 0.520% total to be received $3,499,425 (collateralized by various U.S. Government Agency Obligations, 0.875% - 7.000%, 02/13/17 - 01/01/47, totaling $3,569,207)	3,499,223	3,499,223
Total Repurchase Agreements		14,733,342

	Shares
Other Investment Companies - 3.2%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	6,376,133	6,376,133
Total Short-Term Investments (cost $21,109,475)		21,109,475
Total Investments - 107.6% (cost $177,769,531)		214,889,204
Other Assets, less Liabilities - (7.6)%		(15,234,156)
Net Assets - 100.0%		$199,655,048

The accompanying notes are an integral part of these financial statements.

32

Notes to Schedules of Portfolio Investments

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Loomis Sayles Bond Fund	$1,963,284,749	$131,915,641	$(90,143,394)	$41,772,247
AMG Managers Global Income Opportunity Fund	16,852,717	269,515	(1,464,040)	(1,194,525)
AMG Managers Special Equity Fund	179,790,235	41,062,094	(5,963,125)	35,098,969

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$364,424,206	18.2%
AMG Managers Global Income Opportunity Fund	5,308,407	34.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of December 31, 2016. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at December 31, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$54,900,495	2.7%
AMG Managers Special Equity Fund	99,549	0.0	%#

[3]	Variable Rate Security. The rate listed is as of December 31, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of December 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$17,368,498	0.9%
AMG Managers Global Income Opportunity Fund	527,025	3.4%
AMG Managers Special Equity Fund	14,319,531	7.2%

[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at December 31, 2016, amounted to the following:

Convertible Bonds

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$53,352,714	2.7%

Convertible Preferred Stock

Fund	Market Value	% of Net Assets
AMG Managers Loomis Sayles Bond Fund	$12,083,315	0.6%

[6]	Represents yield to maturity at December 31, 2016.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the December 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[11]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.

The accompanying notes are an integral part of these financial statements.

33

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Loomis Sayles Bond Fund*
Australia	1.1%
Bermuda	1.0%
Brazil	0.4%
Canada	1.2%
Cayman Islands	2.5%
France	1.0%
Iceland	0.3%
India	0.0%#
Ireland	0.6%
Luxembourg	1.7%
Malaysia	0.1%
Mexico	3.4%

*	As a percentage of long-term investments as of December 31, 2016.
#	Less than 0.05%.

Country	AMG Managers Loomis Sayles Bond Fund*
Netherlands	2.0%
New Zealand	0.6%
Norway	0.3%
Saudi Arabia	0.6%
South Korea	0.2%
Spain	1.5%
United Arab Emirates	1.2%
United Kingdom	2.6%
United States	77.7%

100.0%

Country	AMG Managers Global Income Opportunity Fund*
Argentina	2.7%
Australia	2.1%
Brazil	3.0%
Canada	3.6%
Cayman Islands	1.4%
Chile	1.7%
Colombia	4.7%
Dominican Republic	0.8%
France	1.6%
Germany	0.3%
Hungary	1.0%
Iceland	1.1%
Indonesia	4.3%
Israel	0.8%
Italy	5.0%
Luxembourg	1.7%
Mexico	10.0%
Morocco	1.4%

*	As a percentage of long-term investments as of December 31, 2016.

Country	AMG Managers Global Income Opportunity Fund*
Netherlands	2.6%
New Zealand	6.3%
Panama	1.0%
Peru	2.6%
Philippines	0.5%
Poland	3.8%
Romania	0.3%
Russia	0.6%
South Africa	0.6%
South Korea	3.0%
Spain	1.2%
United Kingdom	6.6%
United States	21.7%
Venezuela	2.0%

100.0%

The accompanying notes are an integral part of these financial statements.

34

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of December 31, 2016:

(See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Loomis Sayles Bond Fund
Investments in Securities
Asset-Backed Securities	—	$80,043,411	$18,843,935	$98,887,346
Corporate Bonds and Notes†	—	1,406,034,717	—	1,406,034,717
Foreign Government Obligations	—	145,976,141	—	145,976,141
Mortgage-Backed Securities	—	10,288,964	—	10,288,964
Municipal Bonds	—	16,474,010	—	16,474,010
U.S. Government and Agency Obligations†	—	227,734,597	—	227,734,597
Preferred Stocks††	$13,904,035	—	—	13,904,035
Short-Term Investments
Repurchase Agreements	—	17,601,258	—	17,601,258
U.S. Treasury Bills	—	49,853,750	—	49,853,750
Other Investment Companies	18,302,178	—	—	18,302,178

Total Investments in Securities	$32,206,213	$1,954,006,848	$18,843,935	$2,005,056,996

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2016:

AMG Managers Loomis Sayles Bond Fund	Asset-Backed Securities
Balance as of December 31, 2015	$20,421,277
Accrued discounts (premiums)	(7,850)
Realized gain (loss)	(9,234)
Change in unrealized appreciation (depreciation)	(161,211)
Purchases	—
Sales	(1,399,047)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2016	$18,843,935
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2016	$(161,211)

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

35

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$74,764	—	$74,764
Corporate Bonds and Notes†	—	9,024,519	—	9,024,519
Foreign Government Obligations	—	5,815,239	—	5,815,239
Short-Term Investments
Repurchase Agreements	—	545,062	—	545,062
Other Investment Companies	$198,608	—	—	198,608

Total Investments in Securities	$198,608	$15,459,584	—	$15,658,192

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$60,541	—	$60,541
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(87,766)	—	(87,766)

Total Financial Derivative Instruments	—	$(27,225)	—	$(27,225)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks††	$193,775,477	—	—	$193,775,477
Rights	—	—	$47	47
Warrants	4,205	—	—	4,205
Short-Term Investments
Repurchase Agreements	—	$14,733,342	—	14,733,342
Other Investment Companies	6,376,133	—	—	6,376,133

Total Investments in Securities	$200,155,815	$14,733,342	$47	$214,889,204

At December 31, 2016, the Level 3 security are Rights received as a result of a corporate action.

The accompanying notes are an integral part of these financial statements.

36

Notes to Schedules of Portfolio Investments (continued)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All common and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the common and preferred stocks, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of December 31, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at December 31, 2016:

		Asset Derivatives		Liability Derivatives
	Derivatives not accounted	Statement of Assets and		Statement of Assets and
Fund	for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
AMG Managers Global Income Opportunity Fund
	Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$60,541	Unrealized depreciation on foreign currency contracts	$87,766

For the year ended December 31, 2016, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
	Derivatives not accounted	Statement of Operations		Statement of Operations	Change In
Fund	for as hedging instruments	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
AMG Managers Global Income Opportunity Fund
	Interest rate contracts	Net realized loss on futures contracts	$(19,981)	Net change in unrealized appreciation (depreciation) of futures contracts	—
	Foreign currency exchange contracts	Net realized gain on foreign currency transactions	$158,250	Net change in unrealized appreciation (depreciation) of foreign currency translations	$(27,037)

At December 31, 2016, the following Fund had foreign currency contracts (in U.S. Dollars):

(See Note 9 in the Notes to Financial Statements.)

AMG Managers Global Income Opportunity Fund

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Appreciation/ (Depreciation)
British Pound	Long	03/15/17	CS	$271,642	$279,054	$(7,412)
Euro	Long	03/15/17	MS	2,201,042	2,229,341	(28,299)
Japanese Yen	Long	03/15/17	CS	2,117,068	2,168,911	(51,843)
Norwegian Krone	Long	03/15/17	UBS	115,859	115,501	358
Australian Dollar	Short	03/15/17	CS	435,847	422,836	13,011
Indonesian Rupiah	Short	03/15/17	CS	230,200	228,299	1,901
Mexican Peso	Short	03/15/17	UBS	829,262	809,000	20,262

The accompanying notes are an integral part of these financial statements.

37

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Appreciation/ (Depreciation)
New Zealand Dollar	Short	03/15/17	CS	$902,507	$880,279	$22,228
Norwegian Krone	Short	03/15/17	UBS	117,341	115,860	1,481
Polish Zloty	Short	03/15/17	CITI	434,140	434,352	(212)
South African Rand	Short	03/15/17	UBS	90,496	89,743	753
Swiss Franc	Short	03/15/17	UBS	59,746	59,199	547

			Totals	$7,805,150	$7,832,375	$(27,225)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
PLC:	Public Limited Company
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N.A.
CS:	Credit Suisse
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
RUB:	Russian Ruble
ZAR:	South African Rand

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

38

Statement of Assets and Liabilities

December 31, 2016

	AMG Managers Loomis Sayles Bond Fund#	AMG Managers Global Income Opportunity Fund#	AMG Managers Special Equity Fund#
Assets:
Investments at value* (including securities on loan valued at $17,368,498, $527,025 and $14,319,531, respectively)	$2,005,056,996	$15,658,192	$214,889,204
Foreign currency**	806,875	128,640	—
Dividends, interest and other receivables	21,024,972	187,616	89,864
Receivable for investments sold	—	119,293	1,638,417
Receivable for Fund shares sold	3,818,644	79,351	101,925
Unrealized appreciation on foreign currency contracts	—	60,541	—
Prepaid expenses	29,881	13,810	17,408
Total assets	2,030,737,368	16,247,443	216,736,818
Liabilities:
Payable upon return of securities loaned	17,601,258	545,062	14,733,342
Payable for investments purchased	—	—	1,599,369
Payable for Fund shares repurchased	5,049,801	96,380	426,035
Payable to Affiliate	57,454	—	24,748
Unrealized depreciation on foreign currency contracts	—	87,766	—
Accrued expenses:
Investment advisory and management fees	1,063,571	20,166	155,152
Administrative fees	255,257	2,005	25,859
Shareholder servicing fees - Class S	265,811	—	38,878
Shareholder servicing fees - Class l	32,572	—	—
Trustees fees and expenses	324	2	—
Other	400,422	62,316	78,387
Total liabilities	24,726,470	813,697	17,081,770
Net Assets	$2,006,010,898	$15,433,746	$199,655,048
* Investments at cost	$1,958,216,180	$16,844,904	$177,769,531
** Foreign currency at cost	$803,803	$129,117	—

#	Effective October 1, 2016, the Funds’ share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

39

Statement of Assets and Liabilities (continued)

		AMG Managers
	AMG Managers	Global Income	AMG Managers
	Loomis Sayles	Opportunity	Special Equity
	Bond Fund#	Fund#	Fund#
Net Assets Represent:
Paid-in capital	$1,957,050,051	$19,415,937	$275,910,003
Undistributed net investment income (distribution in excess of income)	(2,256,230)	(253,432)	—
Accumulated net realized gain (loss) from investments	4,416,031	(2,512,074)	(113,374,628)
Net unrealized appreciation (depreciation) of investments	46,801,046	(1,216,685)	37,119,673
Net Assets	$2,006,010,898	$15,433,746	$199,655,048
Class S:
Net Assets	$1,234,228,559	$15,433,746	$180,007,611
Shares outstanding	47,027,461	810,249	1,812,134
Net asset value, offering and redemption price per share	$26.24	$19.05	$99.33
Class l:
Net Assets	$771,782,339	n/a	$19,647,437
Shares outstanding	29,408,386	n/a	192,715
Net asset value, offering and redemption price per share	$26.24	n/a	$101.95

#	Effective October 1, 2016, the Funds’ share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

40

Statement of Operations

For the year ended December 31, 2016

		AMG Managers
	AMG Managers	Global Income	AMG Managers
	Loomis Sayles	Opportunity	Special Equity
	Bond Fund#	Fund#	Fund#
Investment Income:
Interest income	$102,088,909	$985,893	$75
Dividend income	1,297,480	1,891	1,325,091 [1]
Securities lending income	359,403	8,651	312,740
Miscellaneous income	527,565	3,268	32,849
Foreign withholding tax	(80,864)	(8,789)	(19)
Total investment income	104,192,493	990,914	1,670,736
Expenses:
Investment advisory and management fees	14,419,388	143,297	1,733,877
Administrative fees	5,250,723	40,645	431,095
Shareholder servicing fees - Class S	1,589,598	—	434,913
Shareholder servicing fees - Class I	97,732	—	—
Reports to shareholders	306,219	9,315	24,580
Custodian fees	167,036	36,103	70,694
Professional fees	220,564	45,807	41,325
Trustees fees and expenses	183,758	1,956	15,021
Transfer agent fees	153,369	2,574	30,653
Registration fees	59,550	18,707	29,270
Miscellaneous	73,700	1,502	4,472
Repayment of prior reimbursements	275,664	12,815	24,748
Total expenses before offsets/reductions	22,797,301	312,721	2,840,648
Expense reimbursements	(576,764)	(122,562)	(267,272)
Expense reductions	—	—	(8,488)
Net expenses	22,220,537	190,159	2,564,888
Net Investment income (loss)	81,971,956	800,755	(894,152)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	36,179,772	(397,109)	11,218,024
Net realized gain (loss) on foreign currency transactions	(2,109,222)	(1,079,897)	25
Net realized loss on futures contracts	—	(19,981)	—
Net change in unrealized appreciation of investments	16,663,777	2,190,633	13,600,483
Net change in unrealized appreciation (depreciation) of foreign currency translations	(39,425)	188,160	—
Net realized and unrealized gain	50,694,902	881,806	24,818,532
Net increase in net assets resulting from operations	$132,666,858	$1,682,561	$23,924,380

#	Effective October 1, 2016, the Funds’ share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
[1]	Includes non-recurring dividends of $135,742.

The accompanying notes are an integral part of these financial statements.

41

Statements of Changes in Net Assets

For the years ended December 31,

	AMG Managers Loomis Sayles Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	2016#	2015	2016#	2015	2016#	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$81,971,956	$75,599,756	$800,755	$1,399,051	$(894,152)	$(1,080,584)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	34,070,550	32,339,001	(1,496,987)	(1,405,180)	11,218,049	16,303,340
Net change in unrealized appreciation (depreciation) of investments, future contracts and foreign currency translations	16,624,352	(164,350,877)	2,378,793	(2,587,751)	13,600,483	(15,116,156)
Net increase (decrease) in net assets resulting from operations	132,666,858	(56,412,120)	1,682,561	(2,593,880)	23,924,380	106,600
Distributions to Shareholders:
From net investment income:
Class S	(49,997,900)	(46,749,891)	—	(482,617)	—	—
Class l	(31,758,536)	(25,682,778)	—	—	—	—
From net realized gain on investments:
Class S	(15,868,934)	(22,559,422)	—	—	—	—
Class l	(9,886,994)	(12,787,975)	—	—	—	—
Total distributions to shareholders	(107,512,364)	(107,780,066)	—	(482,617)	—	—
Capital Share Transactions:[1]
Net decrease from capital share transactions	(491,914,996)	(371,852,846)	(18,389,441)	(14,995,747)	(24,667,658)	(23,986,851)
Total decrease in net assets	(466,760,502)	(536,045,032)	(16,706,880)	(18,072,244)	(743,278)	(23,880,251)
Net Assets:
Beginning of year	2,472,771,400	3,008,816,432	32,140,626	50,212,870	200,398,326	224,278,577
End of year	$2,006,010,898	$2,472,771,400	$15,433,746	$32,140,626	$199,655,048	$200,398,326
End of year distributions in excess of net investment income	$(2,256,230)	$(7,809,369)	$(253,432)	$(680,935)	—	—

#	Effective October 1, 2016, the Funds’ share classes were renamed or redesignated as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

42

AMG Managers Loomis Sayles Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the years ended December 31,
Class S	2016#	2015	2014	2013†	2012
Net Asset Value, Beginning of Year	$26.19	$27.88	$27.33	$27.93	$25.97
Income (loss) from Investment Operations:
Net investment income[1,2]	0.95	0.74	0.80	0.92	1.03
Net realized and unrealized gain (loss) on investments	0.40	(1.34)	0.78	(0.63)	2.04
Total income (loss) from investment operations	1.35	(0.60)	1.58	0.29	3.07
Less Distributions to Shareholders from:
Net investment income	(0.96)	(0.71)	(0.85)	(0.89)	(1.11)
Net realized gain on investments	(0.34)	(0.38)	(0.18)	—	—
Total distributions to shareholders	(1.30)	(1.09)	(1.03)	(0.89)	(1.11)
Net Asset Value, End of Year	$26.24	$26.19	$27.88	$27.33	$27.93
Total Return[2]	5.19%[4]	(2.19)%[4]	5.81%	1.06%	12.04%
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%	0.99%	0.99%	1.01%[5]	0.99%[6]
Ratio of expenses to average net assets (with offsets)	1.00%	0.99%	0.99%	1.01%[5]	0.99%[6]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%	1.02%	1.02%	1.05%[5]	1.05%[6]
Ratio of net investment income to average net assets[2]	3.52%	2.69%	2.85%	3.33%[5]	3.79%[6]
Portfolio turnover	27%	10%	26%	19%	26%
Net assets at end of year (000’s omitted)	$1,234,229	$1,575,246	$1,947,536	$1,545,765	$2,374,012

	For the years ended December 31,			For the period from April 1, 2013
Class l	2016#	2015	2014	to December 31, 2013††
Net Asset Value, Beginning of Period	$26.19	$27.87	$27.33	$28.19
Income (loss) from Investment Operations:
Net investment income[1,2]	0.97	0.77	0.83	0.73
Net realized and unrealized gain (loss) on investments	0.40	(1.33)	0.77	(0.88)
Total income (loss) from investment operations	1.37	(0.56)	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.98)	(0.74)	(0.88)	(0.71)
Net realized gain on investments	(0.34)	(0.38)	(0.18)	—
Total distributions to shareholders	(1.32)	(1.12)	(1.06)	(0.71)
Net Asset Value, End of Period	$26.24	$26.19	$27.87	$27.33
Total Return[2]	5.29%	(2.05)%	5.88%	(0.48)%[16]
Ratio of net expenses to average net assets (with offsets/reductions)	0.90%	0.89%	0.89%	0.91%[5,17]
Ratio of expenses to average net assets (with offsets)	0.90%	0.89%	0.89%	0.91%[5,17]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.93%	0.92%	0.92%	0.95%[5,17]
Ratio of net investment income to average net assets[2]	3.61%	2.79%	2.93%	3.53%[5,17]
Portfolio turnover	27%	10%	26%	19%[16]
Net assets at end of period (000’s omitted)	$771,782	$897,526	$1,061,280	$745,121

43

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each year

	For the years ended December 31,
Class S	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$18.18	$19.68	$19.69	$20.56	$19.30
Income (loss) from Investment Operations:
Net investment income[1,2]	0.72	0.65	0.57	0.51	0.53
Net realized and unrealized gain (loss) on investments	0.15	(1.87)	(0.21)	(0.80)	1.52
Total income (loss) from investment operations	0.87	(1.22)	0.36	(0.29)	2.05
Less Distributions to Shareholders from:
Net investment income	—	(0.28)	(0.37)	(0.58)	(0.79)
Net Asset Value, End of Year	$19.05	$18.18	$19.68	$19.69	$20.56
Total Return[2]	4.79%	(6.22)%	1.84%	(1.40)%	10.63%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%	0.89%	0.89%	0.91%[7]	1.05%[8]
Ratio of expenses to average net assets (with offsets)	0.89%	0.89%	0.89%	0.91%[7]	1.05%[8]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.46%	1.29%	1.26%	1.23%[7]	1.36%[8]
Ratio of net investment income to average net assets[2]	3.75%	3.36%	2.78%	2.49%[7]	2.63%[8]
Portfolio turnover	34%	53%	56%	40%	59%
Net assets at end of year (000’s omitted)	$15,434	$32,141	$50,213	$48,295	$34,948

44

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each year

	For the years ended December 31,
Class S	2016#	2015	2014	2013†††	2012
Net Asset Value, Beginning of Year	$87.84	$88.30	$87.24	$60.14	$54.51
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.43)[9]	(0.47)[10]	(0.72)	(0.52)[11]	(0.24)[12]
Net realized and unrealized gain on investments	11.92	0.01	1.78	27.62	5.87
Total income (loss) from investment operations	11.49	(0.46)	1.06	27.10	5.63
Net Asset Value, End of Year	$99.33	$87.84	$88.30	$87.24	$60.14
Total Return[2]	13.08%[4]	(0.52)%[4]	1.22%	45.06%[13]	10.35%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.36%	1.35%	1.35%	1.37%[14]	1.35%[15]
Ratio of expenses to average net assets (with offsets)	1.36%	1.36%	1.36%	1.38%[14]	1.36%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.50%	1.51%	1.51%	1.52%[14]	1.55%[15]
Ratio of net investment loss to average net assets[2]	(0.49)%	(0.51)%	(0.83)%	(0.71)%[14]	(0.40)%[15]
Portfolio turnover	120%	116%	121%	129%	107%
Net assets at end of year (000’s omitted)	$180,008	$181,862	$205,362	$240,162	$184,142

	For the years ended December 31,
Class l	2016#	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$89.92	$90.18	$88.87	$61.34	$55.45
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.22)[9]	(0.26)[10]	(0.51)	(0.34)[11]	(0.05)[12]
Net realized and unrealized gain on investments	12.25	0.00 ##	1.82	27.87	5.94
Total income (loss) from investment operations	12.03	(0.26)	1.31	27.53	5.89
Net Asset Value, End of Year	$101.95	$89.92	$90.18	$88.87	$61.34
Total Return[2]	13.38%[4]	(0.29)%[4]	1.47%	44.88%	10.62%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%	1.10%	1.10%	1.12%[14]	1.10%[15]
Ratio of expenses to average net assets (with offsets)	1.11%	1.11%	1.11%	1.13%[14]	1.11%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.25%	1.26%	1.26%	1.27%[14]	1.30%[15]
Ratio of net investment loss to average net assets[2]	(0.24)%	(0.27)%	(0.58)%	(0.46)%[14]	(0.08)%[15]
Portfolio turnover	120%	116%	121%	129%	107%
Net assets at end of year (000’s omitted)	$19,647	$18,536	$18,917	$20,215	$16,407

45

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commencement of operations was April 1, 2013.
†††	All Managers Class shares were renamed Service Class shares on April 1, 2013
#	Effective October 1, 2016, the Service Class and Institutional Class of AMG Managers Loomis Sayles Bond Fund and AMG Managers Special Equity Fund were renamed Class S and Class l, respectively. The shares of AMG Managers Global Income Opportunity Fund were reclassified and redesignated as Class S shares.
##	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for Class S and Class l, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class S and Class l, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for Class S and Class l, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for Class S and Class l, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for Class S and Class l, respectively.
[13]	The total return would have been 44.56% had the capital contribution of $851,162 not been included.
[14]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for Class S and Class l, respectively.
[15]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for Class S and Class l, respectively.
[16]	Not annualized.
[17]	Annualized.

46

Notes to Financial Statements

December 31, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Managers Loomis Sayles Bond Fund (“Bond”) (formerly AMG Managers Bond Fund), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively the “Funds.” Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the year ended December 31, 2016, the Fund had redemption fees amounting to $277. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

Each Fund offers different classes of shares, which, effective October 1, 2016 were renamed or redesignated. Both Bond and Special Equity previously offered Service Class shares and Institutional Class shares which were renamed to Class S and Class I, respectively; and Global Income Opportunity shares were reclassified and redesignated Class S. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair

47

Notes to Financial Statements (continued)

valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Fund family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the year ended December 31, 2016, the impact on the expense ratios, if any, was $8,488 or less than 0.00%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to currency gains/losses, redesignation of dividends and current year write-off of a net operating loss. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, contingent preferred debt instruments and wash sales.

48

Notes to Financial Statements (continued)

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 were as follows:

	Bond		Global Income Opportunity		Special Equity
	2016	2015	2016	2015	2016	2015
Distributions paid from:
Ordinary income	$81,756,436	$70,461,227	—	—	$482,617	—
Short-term capital gains	3,914,961	2,112,677	—	—	—	—
Long-term capital gains	21,840,967	35,206,162	—	—	—	—

Totals	$107,512,364	$107,780,066	—	—	$482,617	—

As of December 31, 2016, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Bond	Global Income Opportunity	Special Equity
Capital loss carryforward	—	$2,500,610	$111,353,924
Undistributed ordinary income	$2,813,381	—	—
Undistributed short-term capital gains	553,169	—	—
Undistributed long-term capital gains	3,862,862	—	—
Late-year loss deferral	—	282,541	—

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2016, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
Global Income Opportunity
(Pre-Enactment)	$1,019,810	—	2017
(Pre-Enactment)	1,033,512	—	2018
(Post-Enactment)	159,760	$287,528	unlimited

Totals	$2,213,082	$287,528

Special Equity
(Pre-Enactment)	$111,353,924	—	2017

For the year ended December 31, 2016, the following Funds utilized capital loss carryovers in the amount of:

Capital Loss Carryovers Utilized
	Short-Term	Long-Term
Bond	—	—
Global Income Opportunity	—	—
Special Equity	$10,444,085	—

49

Notes to Financial Statements (continued)

As of December 31, 2016, Bond had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2017, such amounts may be used to offset future capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of these securities in accordance with the Funds’ policy on investment valuation.

For the years ended December 31, 2016 and 2015, the capital stock transactions by class for the Funds were as follows:

	Bond				Special Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class S:
Proceeds from sale of shares	6,523,310	$175,284,993	13,375,634	$369,405,651	126,500	$11,516,306	141,833	$13,310,456
Reinvestment of distributions	2,321,673	61,868,454	2,388,316	64,332,254	—	—	—	—
Cost of shares repurchased	(21,965,053)	(593,062,194)	(25,478,779)	(698,541,616)	(384,844)	(34,882,192)	(397,066)	(37,030,495)

Net decrease	(13,120,070)	$(355,908,747)	(9,714,829)	$(264,803,711)	(258,344)	$(23,365,886)	(255,233)	$(23,720,039)

Class l:
Proceeds from sale of shares	7,573,150	$203,628,450	8,240,259	$226,155,038	39,551	$3,646,169	31,383	$2,992,129
Reinvestment of distributions	1,560,163	41,599,594	1,427,491	38,442,052	—	—	—	—
Cost of shares repurchased	(14,000,804)	(381,234,293)	(13,467,920)	(371,646,225)	(52,969)	(4,947,941)	(35,017)	(3,258,941)

Net decrease	(4,867,491)	$(136,006,249)	(3,800,170)	$(107,049,135)	(13,418)	$(1,301,772)	(3,634)	$(266,812)

	Global Income Opportunity
	2016		2015
	Shares	Amount	Shares	Amount
Class S:
Proceeds from sale of shares	173,897	$3,342,225	577,925	$11,130,601
Reinvestment of distributions	—	—	25,182	459,068
Cost of shares repurchased	(1,132,023)	(21,731,666)	(1,386,359)	(26,585,416)

Net decrease	(958,126)	$(18,389,441)	(783,252)	$(14,995,747)

At December 31, 2016, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of each Fund as follows: Bond - two own 63%; Global Income Opportunity - two own 51%; Special Equity - two own 52%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to

50

Notes to Financial Statements (continued)

the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At December 31, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Bond, Global Income Opportunity and Special Equity was $17,601,258, $545,062 and $14,733,342, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. Effective October 1, 2016, the

Funds’ investment management fees are paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.550%
Special Equity	0.900%

Prior to October 1, 2016, the annual rate for the investment management fees were 0.625%, 0.700% and 0.900% of each Fund’s respective average daily net assets of Bond, Global Income Opportunity and Special Equity, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager, Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

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Notes to Financial Statements (continued)

At December 31, 2016, each Fund’s expiration of reimbursement are as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity
Less than 1 year	$640,835	$177,659	$320,874
Within 2 years	921,308	166,561	333,953
Within 3 years	576,764	122,562	267,272

Total Amount Subject To Reimbursement	$2,138,907	$466,782	$922,099

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of each Fund’s average daily net assets for this service. Prior to October 1, 2016, Bond, Global Income Opportunity and Special Equity paid an administration fee under a similar contract at an annual rate of 0.25%, 0.20% and 0.25%, respectively, of each Fund’s average daily net assets.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class S and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the year ended December 31, 2016, were as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Bond
Class S*	0.15%	0.11%
Class I**	0.05%	0.01%
Special Equity
Class S	0.25%	0.25%

*	Effective October 1, 2016, the maximum annual rate was increased to 0.15% from 0.10% for Class S shares.
**	Effective October 1, 2016, Class I shares were authorized up to the maximum annual rate of 0.05%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits each Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the year ended December 31, 2016, the following Funds either borrowed from or lent to other funds in the AMG Funds family: Bond lent a maximum of $2,314,136 for six days earning interest of $181, and Special Equity lent a maximum of $2,553,825 for two days earning interest of $75. The interest amount is included in the Statement of Operations as interest income. Global Income Opportunity borrowed $906,816 for one day paying interest of $24. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At December 31, 2016, the Funds had no interfund loans outstanding.

52

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2016, were as follows:

	Long-Term Securities (excluding U.S. Government Obligations)
Fund	Purchases	Sales
Bond	$355,243,955	$439,458,577
Global Income Opportunity	4,438,573	20,512,016
Special Equity	226,742,820	253,801,578

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	$245,950,547	$702,376,017
Global Income Opportunity	2,615,505	3,584,844
Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At December 31, 2016, the value of the securities loaned and cash collateral received, were as follows:

Fund	Securities Loaned	Cash Collateral Received
Bond	$17,368,498	$17,601,258
Global Income Opportunity	527,025	545,062
Special Equity	14,319,531	14,733,342

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risk of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why Global Income Opportunity uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the year ended December 31, 2016, the average quarterly balances of derivative financial instruments outstanding were as follows:

Foreign currency exchange contracts:	Global Income Opportunity
Average U.S. Dollar amounts purchased/sold	$12,319,531

During the year ended December 31, 2016, Global Income Opportunity held 3 future contracts for 5 days with a notional value of $526,688.

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the year ended December 31, 2016, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

53

Notes to Financial Statements (continued)

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. FUTURE CONTRACTS

Global Income Opportunity entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) must be deposited with the futures broker. Variation margin payments are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For over-the-

counter (“OTC”) futures, daily variation margin payments are not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on future contracts.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with its counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements and derivatives that are subject to master netting agreements as of December 31, 2016:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Bond
Citigroup Global Markets, Inc.	$4,180,376	$4,180,376	—	—
Daiwa Capital Markets America	4,180,376	4,180,376	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	879,754	879,754	—	—
Nomura Securities International, Inc.	4,180,376	4,180,376	—	—
RBC Dominion Securities, Inc	4,180,376	4,180,376	—	—

Totals	$17,601,258	$17,601,258	—	—

Global Income Opportunity
Credit Suisse	$37,140	$37,140	—	—
Daiwa Capital Markets America	545,062	545,062	—	—
UBS	23,401	—	—	$23,401

Totals	$605,603	$582,202	—	$23,401

54

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Special Equity
Citigroup Global Markets, Inc.	$3,499,223	$3,499,223	—	—
Daiwa Capital Markets America	3,499,223	3,499,223	—	—
Merrill Lynch Pierce Fenner & Smith, Inc.	736,450	736,450	—	—
Nomura Securities International, Inc.	3,499,223	3,499,223	—	—
RBC Dominion Securities, Inc	3,499,223	3,499,223	—	—

Totals	$14,733,342	$14,733,342	—	—

Global Income Opportunity
Citibank N.A.	$212	—	—	$212
Credit Suisse	59,255	$37,140	—	22,115
Morgan Stanley	28,299	—	—	28,299

Totals	$87,766	$37,140	—	$50,626

12. REGULATORY UPDATES

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments related to regulation S-X which set forth the form and content of financial statements. At this time, management is evaluating the implication of adopting of these amendments and their impact on the financial statements and accompanying notes.

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements except for the following: Effective February 27, 2017, the Funds will rename existing Class S shares to Class N shares. Please refer to the Funds’ prospectus for further details.

TAX INFORMATION (unaudited)

The AMG Managers Loomis Sayles Bond Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Special Equity Fund each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2016 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Managers Loomis Sayles Bond Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Special Equity Fund each hereby designates $21,840,967, $0 and $0, respectively, as a capital gain distribution with respect to the taxable year ended December 31, 2016, or if subsequently determined to be different, the net capital gains of such fiscal year.

55

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS III AND THE SHAREHOLDERS OF AMG MANAGERS LOOMIS SAYLES BOND FUND (FORMERLY AMG MANAGERS BOND FUND), AMG MANAGERS GLOBAL INCOME OPPORTUNITY FUND AND AMG MANAGERS SPECIAL EQUITY FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AMG Managers Loomis Sayles Bond Fund (formerly AMG Managers Bond Fund), AMG Managers Global Income Opportunity Fund and AMG Managers Special Equity Fund (the “Funds”) as of December 31, 2016 and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 28, 2017

56

AMG Funds

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2012	Bruce B. Bingham, 67
• Oversees 67 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of the Yacktman Funds (2000-2012).

• Trustee since 1999	Edward J. Kaier, 71
• Oversees 67 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Kurt A. Keilhacker, 53
• Oversees 69 Funds in Fund Complex	Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee, Gordon College (2001-2016).

• Trustee since 1993	Steven J. Paggioli, 66
• Oversees 67 Funds in Fund Complex	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (32 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008–Present).

• Trustee since 2013	Richard F. Powers III, 71
• Oversees 67 Funds in Fund Complex	Adjunct Professor, Boston College (2010-2013); President and CEO of Van Kampen Investments Inc. (1998-2003).

• Independent Chairman	Eric Rakowski, 58
• Trustee since 1999 • Oversees 69 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (9 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

• Trustee since 2013	Victoria L. Sassine, 51
• Oversees 69 Funds in Fund Complex	Lecturer, Babson College (2007 – Present).

• Trustee since 1987	Thomas R. Schneeweis, 69
• Oversees 67 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Wealth Advisors (2015-Present); President, TRS Associates (1982-Present); Board Member, Chartered Alternative Investment Association (“CAIA”) (2002-Present); Director, CAIA Foundation (Education) (2010-Present); Director, Institute for Global Asset and Risk Management (Education) (2010-Present); Partner, S Capital Management, LLC (2007-2015); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013).

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
• Trustee since 2011	Christine C. Carsman, 64
• Oversees 69 Funds in Fund Complex	Executive Vice President, Deputy General Counsel and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2017-Present); Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-2016); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

57

AMG Funds

Trustees and Officers (continued)

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years
• President since 2014	Jeffrey T. Cerutti, 49
• Principal Executive Officer since 2014 • Chief Executive Officer since 2016	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2014-Present); Chief Executive Officer, President and Principal Executive Officer, AMG Funds IV, (2015-Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer, Aston Asset Management, LLC (2016); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).

• Chief Operating Officer since 2007	Keitha L. Kinne, 58
Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV, (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Funds (2012-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015	Mark J. Duggan, 52
• Chief Legal Officer since 2015	Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Secretary and Chief Legal Officer, AMG Funds IV, (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2007 • Treasurer since 1995 • Principal Financial Officer since 2008	Donald S. Rumery, 58
Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2008-Present); Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer, AMG Funds IV, (2016-Present); Treasurer, AMG Funds, (1999-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, (AMG Funds I and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC, (1994-2004).

• Chief Compliance Officer since 2016	Gerald F. Dillenburg, 50
Chief Compliance Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Compliance Officer, AMG Funds IV (1996-Present); Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds IV (2016-Present); Chief Compliance Officer, Aston Asset Management, LLC (2006-2016); Chief Operating Officer, Aston Funds (2003-2016); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Financial Officer, Aston Asset Management, LLC (2006-2010); Treasurer, Aston Funds (1996-2010).

• Anti-Money Laundering Compliance Officer since 2014	Patrick J. Spellman, 42
Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Officer, AMG Funds IV, (2016-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016	Maureen A. Meredith, 31
Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

• Assistant Secretary since 2016	Diana M. Podgorny, 37
Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Assistant Secretary, AMG Funds IV (2010-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).

• Assistant Secretary since 2016	Marc Peirce, 54
Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds IV (2001-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AR078-1216
www.amgfunds.com

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

Fund - AMG Funds III	Fiscal 2016	Fiscal 2015
AMG Managers Special Equity Fund	$20,471	$19,562
AMG Managers Loomis Sayles Bond Fund	$50,294	$86,323
AMG Managers Global Income Opportunity Fund	$31,539	$29,544

(b)	Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

Fund - AMG Funds III	Fiscal 2016	Fiscal 2015
AMG Managers Special Equity Fund	$7,369	$7,225
AMG Managers Loomis Sayles Bond Fund	$9,425	$9,240
AMG Managers Global Income Opportunity Fund	$9,425	$9,240

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2016 and $0 for fiscal 2015, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e) (1) According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2016 and 2015 for non-audit services rendered to the Funds and Fund Service Providers were $58,619 and $91,705, respectively. For the fiscal year ended December 31, 2016, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $32,400 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended December 31, 2015, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $66,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	March 10, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	March 10, 2017